[CMV7638 08/11 Version]

Supplement Dated August 29, 2011
To The Summary Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective August 29, 2011, unless otherwise noted below.

The following Funds should be added to the list of Funds on the cover page and to the Table of Contents:

JNL/AQR Managed Futures Strategy Fund
JNL/Mellon Capital Management Emerging Markets Index Fund

Please change all references to the following funds:

Old Fund Name	New Fund Name
JNL/S&P Disciplined Moderate Fund	JNL Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund	JNL Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund	JNL Disciplined Growth Fund

Please delete the first paragraph following the fund list on the cover page in its entirety and replace it with the following:

The JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, and the JNL/S&P 4 Fund are also referred to in this Prospectus as the JNL/S&P Funds.  The JNL/S&P Funds do not include the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund,

Please delete the third paragraph following the fund list on the cover page in its entirety and replace it with the following:

Each Fund, except the JNL Alt Funds, the JNL Disciplined Funds, the JNL/S&P Funds, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, and the JNL/Mellon Capital Management 10 x 10 Fund offer two classes of shares, Class A and Class B.  Class A and B shares are described in this Prospectus.

Please delete the fourth paragraph following the fund list on the cover page in its entirety.

Please add the following disclosures to the cover page of the prospectus:

The JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund are also referred to in this Prospectus as the JNL Disciplined Funds.

The JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund are also referred to in this Prospectus as the JNL Alt Funds.

Effective August 29, 2011, the JNL/BlackRock Global Allocation Fund no longer utilizes a master-feeder structure.  The JNL/BlackRock Global Allocation Fund is a sub-advised Fund.

Effective August 29, 2011, the Investment Divisions investing in the JNL Institutional Alt 65 Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund have been closed.  Please refer to the contract prospectus for additional information.

Effective August 29, 2011, please note that the JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund are only available for investment to the JNL/S&P Funds and JNL Alt Funds.

Effective August 29, 2011, please note that the JNL/Goldman Sachs Emerging Markets Debt Fund is only available for investment to the JNL Disciplined Funds, the JNL/S&P Funds, and the JNL Alt Funds.

Effective August 29, 2011, please note that the JNL/AQR Managed Futures Strategy Fund is only available for investment to the JNL/S&P Funds and JNL Alt Funds.

Effective August 29, 2011, please note that the JNL/Mellon Capital Management Emerging Markets Index Fund is only available for investment to the JNL/S&P Funds and JNL Disciplined Funds.

In the table of contents, please delete the title “Summary of Main Risk Characteristics of JNL/S&P Funds,” in its entirety and replace it with the following:

Summary of Main Risk Characteristics of JNL/S&P Funds and JNL Disciplined Funds

In the summary prospectus, for each fund that has “currency risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

In the summary prospectus, for each fund that has “foreign securities risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

In the summary prospectus, for each fund that has “liquidity risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

In the summary prospectus, for each fund that has “managed portfolio risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

In the summary prospectus, for each fund that has “market risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, please delete the footnote to the table entitled “Annual Fund Operating Expenses” in its entirety.

In the summary prospectus for JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International fund, and JNL/American Funds New World Fund, in the section entitled “Portfolio Managers,” please delete the date in each row of the second column of each table and replace it with 2010.

In the summary prospectus for JNL Institutional Alt 20 Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

Traditional Asset Classes

U.S. Equity	International	Fixed Income	Real Return
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	Investment Grade U.S. High Yield Bank Loan	Inflation-Index Securities

Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Commodities Broad Basket Absolute Return Global Tactical Asset Allocation (“GTAA”) Managed Futures

Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 25% to 35% in fixed income securities, 30% to 40% in U.S. equity securities, and 5% to 15% in international securities. Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 20 Fund, please add the following risks to the section entitled “Principal Risks of Investing in the Fund”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL Institutional Alt 35 Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

Traditional Asset Classes

U.S. Equity	International	Fixed Income	Real Return
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	Investment Grade U.S. High Yield Bank Loan	Inflation-Index Securities

Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Commodities Broad Basket Absolute Return Global Tactical Asset Allocation (“GTAA”) Managed Futures

Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 30% in fixed income securities, 25% to 35% in U.S. equity securities, and 5% to 15% in international securities.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 35 Fund, please add the following risks to the section entitled “Principal Risks of Investing in the Fund”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL Institutional Alt 50 Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

Traditional Asset Classes

U.S. Equity	International	Fixed Income	Real Return
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	Investment Grade U.S. High Yield Bank Loan	Inflation-Index Securities

Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Commodities Broad Basket Absolute Return Global Tactical Asset Allocation (“GTAA”) Managed Futures

Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 25% in fixed income securities, 20% to 30% in U.S. equity securities, and 0% to 10% in international securities. Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 50 Fund, please add the following risks to the section entitled “Principal Risks of Investing in the Fund”:

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL Institutional Alt 65 Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

Traditional Asset Classes

U.S. Equity	International	Fixed Income	Real Return
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	Investment Grade U.S. High Yield Bank Loan	Inflation-Index Securities

Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Commodities Broad Basket Absolute Return Global Tactical Asset Allocation (“GTAA”) Managed Futures

Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 50 Fund, please add the following risks to the section entitled “Principal Risks of Investing in the Fund”:

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

JNL/AQR Managed Futures Strategy Fund
Class A

Investment Objective. The investment objective of the Fund is to seek positive absolute returns.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.01%
Total Annual Net Expenses	1.36%

1	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$138	$431

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Summary Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures-related instruments (defined herein).  The Fund’s universe of investments includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, and forward contracts currently across three major asset classes (currencies, fixed income and equities); however, the Fund may also have exposure to the commodities markets.  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”), either by investing directly, in those Instruments, or indirectly, subject to appropriate regulatory clarification, by investing in the Subsidiary that will invest in those Instruments.  The Fund will inform you if investments through the Subsidiary are to be initiated.  (See “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund”).The Fund may also invest in fixed-income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Sub-Adviser uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.  When taking a “long” position, the Fund purchases an instrument outright; when taking a “short” position, the Fund sells an instrument that it does not own and must borrow to meet its settlement obligations.  A “long” position will benefit from an increase in price of the underlying Instrument, while a “short” position will benefit from a decrease in price of the underlying Instrument.  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all three major asset classes (currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class or may add exposure to the commodities markets.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a predetermined price in the future.  The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as, the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  For example, if the Sub-Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified.  A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests, to meet margin or collateral requirements, or to meet asset segregation requirements when it may not be advantageous to do so.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods could be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations overtime.  Rapid and dramatic price swings will result in high volatility.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 5% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market or economic conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times.  The Investment Company Act of 1940, as amended (“1940 Act”) and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage and also require the Fund to “set aside” (often referred to as asset segregation”) liquid assets, or engage in other SEC or SEC staff approved measures, to “cover” open positions with respect to certain Instruments that have the economic effect of financial leverage (as described above). The Fund, however, is not subject to any additional limitations on its net long and short exposures.  For more information on the asset segregation requirements and these and other risk factors, please see the “Principal Risks of Investing in the Fund.”

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%).

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings may serve as collateral or coverage for the positions the Fund takes and also earn income for the Fund.

For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

•
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•	Portfolio turnover – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Tax risk – The Internal Revenue Service has issued a ruling that causes certain income from commodity-linked swaps, to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of being taxed as a regulated investment company.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.  Performance for the Fund has not been included because the Fund has not commenced operations.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
AQR Capital Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clifford S. Asness, Ph.D.	2011	Managing and Founding Principal of the Sub-Adviser
John M. Liew, Ph.D.	2011	Founding Principal of the Sub-Adviser
Brian K. Hurst	2011	Principal of the Sub-Adviser
Yao Hua Ooi	2011	Vice President of the Sub-Adviser

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/BlackRock Commodity Securities Fund, please delete the second paragraph of the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials.  The “Commodity Strategy” will focus on investments in commodity securities.

In the summary prospectus for JNL/BlackRock Commodity Securities Fund, in the section entitled “Portfolio Managers,” please delete the date in each row of the second column of the table and replace it with 2010.

Please delete the summary prospectus for JNL/BlackRock Global Allocation Fund in its entirety and replace it with the following:

JNL/BlackRock Global Allocation Fund
Class A

Investment Objective. The investment objective of the Fund is high total investment return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee1	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.11%

1
The Fund may invest a portion of its assets in a wholly-owned “Subsidiary,” (as defined herein). The Management/Administrative Fee and Other Expenses also reflect the expenses borne by the Fund as the sole shareholder of the Subsidiary.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$113	$353	$612	$1,352

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
10/11/2010 -12/31/2010	5%

Principal Investment Strategies.  The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that the Sub-Adviser believes are undervalued. The Fund may buy debt securities with varying maturities. The Fund may invest up to 35% of its total assets in high yield or junk bonds.  Junk bonds are fixed-income securities rated below investment-grade by independent rating agencies or are bonds that are unrated but that the Sub-Adviser believes are of comparable quality.  The Fund may invest in corporate loans.

When choosing investments, the Sub-Adviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund may invest in the securities of companies of any market capitalization. The Fund may also invest in Real Estate Investment Trusts (“REITs”). Market capitalization is the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

Generally, the Fund will invest primarily in the securities of corporate and governmental issuers located anywhere in the world.  The Fund may emphasize foreign securities when the Sub-Adviser expects these investments to outperform U.S. securities. When choosing investment markets, the Sub-Adviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.  In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy.  The Fund will also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook. The Fund may also invest in non-convertible debt securities. Non-convertible debt securities will generally be longer-term securities with the potential for capital appreciation through changes in interest rates, exchange rates or the general perception of the creditworthiness of issuers in certain countries.  The Fund may also invest in non-convertible debt securities to generate income.

The Fund’s composite “Reference Benchmark” has at all times since the Fund’s formation included a 40% weighting in non-U.S. securities.  The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s (“S&P”) 500 Index; 24% FTSE World Index (Ex-U.S.) Equities; 24% BofA Merrill Lynch Treasury Index GA05; and 16% Citigroup Non-US Dollar World Government Bond Index.  Throughout its history, the Fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Fund anticipates it will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30%) — of its total assets in securities (i) of foreign government issuers; (ii) of issuers organized or located outside the U.S.; (iii) of issuers which primarily trade in a market located outside the U.S.; or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).  For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

The Fund may invest in both developed and emerging markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in JNL/BlackRock Global Allocation Fund Ltd, a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments and commodities. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM”) and has the same money managers as the Fund. The President and Chief Financial Officer of the Fund serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary portfolio pursuant to which JNAM agrees to receive no additional compensation for services to the Subsidiary. This provision of the investment advisory agreement with the Subsidiary may not be discontinued by JNAM as long as its contract with the Subsidiary is in place.

Total investment return is the combination of capital appreciation and investment income.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Convertible securities risk – Convertible securities’ value may vary with the market value of the underlying stock or, with changes in interest rates and the credit quality of the issuer.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Custody risk – The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities.  Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities.  The performance of these notes is determined by the price movement of the commodities underlying the note.  These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities.  This means that a Fund may lose money if the issuer of the note defaults and that a Fund may not be able to readily close out its investment in such notes without incurring losses.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could affect the Fund.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (“IRS”) that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the fund.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
BlackRock Investment Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dennis W. Stattman	2011	Managing Director of BlackRock, Inc.
Dan Chamby	2011	Managing Director of BlackRock, Inc.
Romualdo Roldan	2011	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/Capital Guardian Global Balanced Fund, please delete the paragraph following the tables in the section entitled “Expense Examples” and place it following the last paragraph of the section entitled “Principal Investment Strategies.”

In the summary prospectus for JNL/Capital Guardian Global Diversified Research Fund, please delete the paragraph following the tables in the section entitled “Expense Examples” and place it following the last paragraph of the section entitled “Principal Investment Strategies.”

Effective July 1, 2011, in the summary prospectus for JNL/Capital Guardian Global Diversified Research Fund, please delete the table in the section entitled “Portfolio Manager” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Anne K. Wade	2011	Director and Senior Vice President of Capital International Research Inc.

In the summary prospectus for JNL/Eagle Core Equity Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard Skeppstrom	2004	Managing Director
John Jordan III	2004	Vice President
Craig Dauer	2004	Vice President
Robert Marshall	2004	Vice President

In the summary prospectus for JNL/Franklin Templeton Income Fund, please add the following to the section entitled “Principal Investment Strategies”:

The Fund may invest up to 10% of its assets in loans made to borrowers that are U.S. corporations, partnerships or other entities (“corporate loans”).

In the summary prospectus for JNL/Franklin Templeton Income Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.

In the summary prospectus for JNL/Franklin Templeton Mutual Shares Fund, please delete the first two paragraphs in the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value).  The equity securities in which the Fund invests are primarily common stock.  To a lesser extent, the Fund also invests in merger arbitrage securities and distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion or a significant amount in smaller companies.

In the summary prospectus for JNL/Franklin Templeton Small Cap Value Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

In the summary prospectus for JNL/Goldman Sachs U.S. Equity Flex Fund, please delete “Leveraging risk” in the section entitled “Principal Risks of Investment in the Fund,” in its entirety and replace it with the following:

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

In the summary prospectus for JNL/Goldman Sachs U.S. Equity Flex Fund and JNL/Invesco Global Real Estate Fund, please delete the “Short sales risk” in the section entitled “Principal Risks of Investment in the Fund,” in its entirety and replace it with the following:

•
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

In the summary prospectus for JNL/Invesco Global Real Estate Fund, please delete “sector risk” in the section entitled “Principal Risks of Investing in the Fund.”

Effective August 31, 2011, in the summary prospectus for JNL/Invesco International Growth Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Shuxin Cao	2007	Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Portfolio Manager
Mark Jason	2011	Portfolio Manager

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	Portfolio Manager/Analyst
Jai Jacob	2011	Portfolio Manager/Analyst
Kevin O’Hare	2011	Portfolio Manager/Analyst

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

JNL/Mellon Capital Management Emerging Markets Index Fund
Class A

Investment Objective. The investment objective of the Fund is to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses*	0.06%
Total Annual Net Expenses	0.81%

* Other expenses are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$83	$259

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Summary Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  The Fund seeks to invest under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating the Index, portfolio turnover is typically limited to what the Index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund also may invest in derivatives securities to managed cash flows and equitize dividend accruals.

In addition, the Fund may also invest in exchange-traded funds.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also so concentrated.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange traded funds investing risk – An investment in an exchange-traded fund (“ETF”) generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

Performance.  Performance for the Fund has not been included because the Fund has not commenced operations.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2011	Managing Director
Richard A. Brown	2011	Director
Thomas J. Durante	2011	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/Mellon Capital Management Pacific Rim 30 Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Pacific Rim investing risk - The Pacific Rim economies are in all stages of economic development. However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.

In the summary prospectus for JNL/PAM China-India Fund, in the section entitled “Portfolio Manager,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Krishna Kumar	2010	Investment Director

In the summary prospectus for JNL/WMC Money Market Fund, please delete the paragraph following the tables entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Jackson National Asset Management, LLC has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the summary prospectus for JNL/WMC Money Market Fund, please delete the third paragraph in the section entitled “Performance” in its entirety and place it following the last paragraph of the section entitled “Principal Investment Strategies”:

In the summary prospectus for JNL/S&P 4 Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please delete the first paragraph of the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

In the summary prospectus for JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

In the summary prospectus for JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

In the summary prospectus for JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please delete the section entitled “Portfolio Management,” in its entirety and replace it with the following:

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Saumen Chattopadhyay	2011	Vice President

This Supplement is dated August 29, 2011.

(To be used with VC4224 05/11, JMV5763 05/11, JMV5763CA 05/11, JMV5763PA 05/11, JMV5763TX 05/11, JMV5763MLPAPER 05/11, JMV5763WFPAPER 05/11, JMV5763SB 08/11, NV4224 05/11, NV4224WFPAPER 05/11, NV4224SB 08/11, VC5890 05/11, VC5890SB 08/11, NV5890 05/11, VC5890MLPAPER 05/11, NV5890SB 08/11, JMV2731 05/11 NMV2731 05/11, VC5869 05/11, VC5869SB 08/11, NV5869 05/11, NV5869SB 08/11, VC3656 05/11, NV3174 05/11, NV3174CE 05/11, VC5526 05/11, NV5526 05/11, VC3657 05/11, NV3784 05/11, VC3723 05/11, VC5995 05/11, and JMV5765 05/11.)

CMV7638 08/11

[CMV7639 08/11 Version]

Supplement Dated August 29, 2011
To The Summary Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity product.

Please note that all changes are effective August 29, 2011, unless otherwise noted below.

The following Funds should be added to the list of Funds on the cover page and to the Table of Contents:

JNL/AQR Managed Futures Strategy Fund
JNL/Mellon Capital Management Emerging Markets Index Fund

Please delete the first paragraph following the fund list on the cover page in its entirety and replace it with the following:

The JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, and the JNL/S&P 4 Fund are also referred to in this Prospectus as the JNL/S&P Funds.  The JNL/S&P Funds do not include the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund,

Please delete the third paragraph following the fund list on the cover page in its entirety and replace it with the following:

Each Fund, except the JNL Alt Funds, the JNL/S&P Funds, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, and the JNL/Mellon Capital Management 10 x 10 Fund offer two classes of shares, Class A and Class B.  Class A shares are described in this Prospectus.

Please delete the fourth paragraph following the fund list on the cover page in its entirety.

Please add the following disclosures to the cover page of the prospectus:

The JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund are also referred to in this Prospectus as the JNL Alt Funds.

Effective August 29, 2011, the JNL/BlackRock Global Allocation Fund no longer utilizes a master-feeder structure.  The JNL/BlackRock Global Allocation Fund is a sub-advised Fund.

Effective August 29, 2011, the Investment Divisions investing in the JNL Institutional Alt 65 Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund have been closed.  Please refer to the contract prospectus for additional information.

Effective August 29, 2011, please note that the JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund are only available for investment to the JNL/S&P Funds and JNL Alt Funds.

Effective August 29, 2011, please note that the JNL/Goldman Sachs Emerging Markets Debt Fund is only available for investment to the JNL/S&P Funds and the JNL Alt Funds.

Effective August 29, 2011, please note that the JNL/AQR Managed Futures Strategy Fund is only available for investment to the JNL/S&P Funds and JNL Alt Funds.

Effective August 29, 2011, please note that the JNL/Mellon Capital Management Emerging Markets Index Fund is only available for investment to the JNL/S&P Funds.

In the table of contents, please delete the title “Summary of Main Risk Characteristics of JNL/S&P Funds,” in its entirety and replace it with the following:

Summary of Main Risk Characteristics of JNL/S&P Funds

In the summary prospectus, for each fund that has “currency risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

In the summary prospectus, for each fund that has “foreign securities risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

In the summary prospectus, for each fund that has “liquidity risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

In the summary prospectus, for each fund that has “managed portfolio risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

In the summary prospectus, for each fund that has “market risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, please delete the footnote to the table entitled “Annual Fund Operating Expenses” in its entirety.

In the summary prospectus for JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International fund, and JNL/American Funds New World Fund, in the section entitled “Portfolio Managers,” please delete the date in each row of the second column of each table and replace it with 2010.

In the summary prospectus for JNL Institutional Alt 20 Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

Traditional Asset Classes

U.S. Equity	International	Fixed Income	Real Return
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	Investment Grade U.S. High Yield Bank Loan	Inflation-Index Securities

Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Commodities Broad Basket Absolute Return Global Tactical Asset Allocation (“GTAA”) Managed Futures

Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 25% to 35% in fixed income securities, 30% to 40% in U.S. equity securities, and 5% to 15% in international securities. Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 20 Fund, please add the following risks to the section entitled “Principal Risks of Investing in the Fund”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL Institutional Alt 35 Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

Traditional Asset Classes

U.S. Equity	International	Fixed Income	Real Return
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	Investment Grade U.S. High Yield Bank Loan	Inflation-Index Securities

Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Commodities Broad Basket Absolute Return Global Tactical Asset Allocation (“GTAA”) Managed Futures

Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 30% in fixed income securities, 25% to 35% in U.S. equity securities, and 5% to 15% in international securities.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 35 Fund, please add the following risks to the section entitled “Principal Risks of Investing in the Fund”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL Institutional Alt 50 Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

Traditional Asset Classes

U.S. Equity	International	Fixed Income	Real Return
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	Investment Grade U.S. High Yield Bank Loan	Inflation-Index Securities

Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Commodities Broad Basket Absolute Return Global Tactical Asset Allocation (“GTAA”) Managed Futures

Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 25% in fixed income securities, 20% to 30% in U.S. equity securities, and 0% to 10% in international securities. Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 50 Fund, please add the following risks to the section entitled “Principal Risks of Investing in the Fund”:

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL Institutional Alt 65 Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.

Traditional Asset Classes

U.S. Equity	International	Fixed Income	Real Return
Small Cap Index Mid Cap Index Large Cap Index Target Strategy	International Developed Index Target Strategy	Investment Grade U.S. High Yield Bank Loan	Inflation-Index Securities

Money Market Funds

Non-Traditional Asset Classes

Real Estate	Fixed Income
Global Real Estate	Emerging Markets Debt

International	Alternative
Emerging Markets Equity	Listed Private Equity Long/Short Commodities Broad Basket Absolute Return Global Tactical Asset Allocation (“GTAA”) Managed Futures

Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 65 Fund, please add the following risks to the section entitled “Principal Risks of Investing in the Fund”:

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

JNL/AQR Managed Futures Strategy Fund
Class A

Investment Objective. The investment objective of the Fund is to seek positive absolute returns.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.01%
Total Annual Net Expenses	1.36%

1	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$138	$431

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Summary Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures-related instruments (defined herein).  The Fund’s universe of investments includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, and forward contracts currently across three major asset classes (currencies, fixed income and equities); however, the Fund may also have exposure to the commodities markets.  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”), either by investing directly, in those Instruments, or indirectly, subject to appropriate regulatory clarification, by investing in the Subsidiary that will invest in those Instruments.  The Fund will inform you if investments through the Subsidiary are to be initiated.  (See “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund”).The Fund may also invest in fixed-income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Sub-Adviser uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.  When taking a “long” position, the Fund purchases an instrument outright; when taking a “short” position, the Fund sells an instrument that it does not own and must borrow to meet its settlement obligations.  A “long” position will benefit from an increase in price of the underlying Instrument, while a “short” position will benefit from a decrease in price of the underlying Instrument.  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all three major asset classes (currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class or may add exposure to the commodities markets.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a predetermined price in the future.  The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as, the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  For example, if the Sub-Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified.  A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests, to meet margin or collateral requirements, or to meet asset segregation requirements when it may not be advantageous to do so.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods could be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations overtime.  Rapid and dramatic price swings will result in high volatility.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 5% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market or economic conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times.  The Investment Company Act of 1940, as amended (“1940 Act”) and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage and also require the Fund to “set aside” (often referred to as asset segregation”) liquid assets, or engage in other SEC or SEC staff approved measures, to “cover” open positions with respect to certain Instruments that have the economic effect of financial leverage (as described above). The Fund, however, is not subject to any additional limitations on its net long and short exposures.  For more information on the asset segregation requirements and these and other risk factors, please see the “Principal Risks of Investing in the Fund.”

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%).

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings may serve as collateral or coverage for the positions the Fund takes and also earn income for the Fund.

For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

•
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•	Portfolio turnover – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Tax risk – The Internal Revenue Service has issued a ruling that causes certain income from commodity-linked swaps, to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of being taxed as a regulated investment company.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.  Performance for the Fund has not been included because the Fund has not commenced operations.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
AQR Capital Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clifford S. Asness, Ph.D.	2011	Managing and Founding Principal of the Sub-Adviser
John M. Liew, Ph.D.	2011	Founding Principal of the Sub-Adviser
Brian K. Hurst	2011	Principal of the Sub-Adviser
Yao Hua Ooi	2011	Vice President of the Sub-Adviser

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/BlackRock Commodity Securities Fund, please delete the second paragraph of the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials.  The “Commodity Strategy” will focus on investments in commodity securities.

In the summary prospectus for JNL/BlackRock Commodity Securities Fund, in the section entitled “Portfolio Managers,” please delete the date in each row of the second column of the table and replace it with 2010.

Please delete the summary prospectus for JNL/BlackRock Global Allocation Fund in its entirety and replace it with the following:

JNL/BlackRock Global Allocation Fund
Class A

Investment Objective. The investment objective of the Fund is high total investment return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee1	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.11%

1
The Fund may invest a portion of its assets in a wholly-owned “Subsidiary,” (as defined herein). The Management/Administrative Fee and Other Expenses also reflect the expenses borne by the Fund as the sole shareholder of the Subsidiary.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$113	$353	$612	$1,352

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
10/11/2010 -12/31/2010	5%

Principal Investment Strategies.  The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that the Sub-Adviser believes are undervalued. The Fund may buy debt securities with varying maturities. The Fund may invest up to 35% of its total assets in high yield or junk bonds.  Junk bonds are fixed-income securities rated below investment-grade by independent rating agencies or are bonds that are unrated but that the Sub-Adviser believes are of comparable quality.  The Fund may invest in corporate loans.

When choosing investments, the Sub-Adviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund may invest in the securities of companies of any market capitalization. The Fund may also invest in Real Estate Investment Trusts (“REITs”). Market capitalization is the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

Generally, the Fund will invest primarily in the securities of corporate and governmental issuers located anywhere in the world.  The Fund may emphasize foreign securities when the Sub-Adviser expects these investments to outperform U.S. securities. When choosing investment markets, the Sub-Adviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.  In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy.  The Fund will also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook. The Fund may also invest in non-convertible debt securities. Non-convertible debt securities will generally be longer-term securities with the potential for capital appreciation through changes in interest rates, exchange rates or the general perception of the creditworthiness of issuers in certain countries.  The Fund may also invest in non-convertible debt securities to generate income.

The Fund’s composite “Reference Benchmark” has at all times since the Fund’s formation included a 40% weighting in non-U.S. securities.  The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s (“S&P”) 500 Index; 24% FTSE World Index (Ex-U.S.) Equities; 24% BofA Merrill Lynch Treasury Index GA05; and 16% Citigroup Non-US Dollar World Government Bond Index.  Throughout its history, the Fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Fund anticipates it will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30%) — of its total assets in securities (i) of foreign government issuers; (ii) of issuers organized or located outside the U.S.; (iii) of issuers which primarily trade in a market located outside the U.S.; or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).  For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

The Fund may invest in both developed and emerging markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in JNL/BlackRock Global Allocation Fund Ltd, a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments and commodities. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM”) and has the same money managers as the Fund. The President and Chief Financial Officer of the Fund serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary portfolio pursuant to which JNAM agrees to receive no additional compensation for services to the Subsidiary. This provision of the investment advisory agreement with the Subsidiary may not be discontinued by JNAM as long as its contract with the Subsidiary is in place.

Total investment return is the combination of capital appreciation and investment income.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Convertible securities risk – Convertible securities’ value may vary with the market value of the underlying stock or, with changes in interest rates and the credit quality of the issuer.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Custody risk – The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities.  Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities.  The performance of these notes is determined by the price movement of the commodities underlying the note.  These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities.  This means that a Fund may lose money if the issuer of the note defaults and that a Fund may not be able to readily close out its investment in such notes without incurring losses.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could affect the Fund.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (“IRS”) that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the fund.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
BlackRock Investment Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dennis W. Stattman	2011	Managing Director of BlackRock, Inc.
Dan Chamby	2011	Managing Director of BlackRock, Inc.
Romualdo Roldan	2011	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/Capital Guardian Global Balanced Fund, please delete the paragraph following the tables in the section entitled “Expense Examples” and place it following the last paragraph of the section entitled “Principal Investment Strategies.”

In the summary prospectus for JNL/Capital Guardian Global Diversified Research Fund, please delete the paragraph following the tables in the section entitled “Expense Examples” and place it following the last paragraph of the section entitled “Principal Investment Strategies.”

Effective July 1, 2011, in the summary prospectus for JNL/Capital Guardian Global Diversified Research Fund, please delete the table in the section entitled “Portfolio Manager” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Anne K. Wade	2011	Director and Senior Vice President of Capital International Research Inc.

In the summary prospectus for JNL/Eagle Core Equity Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard Skeppstrom	2004	Managing Director
John Jordan III	2004	Vice President
Craig Dauer	2004	Vice President
Robert Marshall	2004	Vice President

In the summary prospectus for JNL/Franklin Templeton Income Fund, please add the following to the section entitled “Principal Investment Strategies”:

The Fund may invest up to 10% of its assets in loans made to borrowers that are U.S. corporations, partnerships or other entities (“corporate loans”).

In the summary prospectus for JNL/Franklin Templeton Income Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.

In the summary prospectus for JNL/Franklin Templeton Mutual Shares Fund, please delete the first two paragraphs in the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value).  The equity securities in which the Fund invests are primarily common stock.  To a lesser extent, the Fund also invests in merger arbitrage securities and distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion or a significant amount in smaller companies.

In the summary prospectus for JNL/Franklin Templeton Small Cap Value Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

In the summary prospectus for JNL/Goldman Sachs U.S. Equity Flex Fund, please delete “Leveraging risk” in the section entitled “Principal Risks of Investment in the Fund,” in its entirety and replace it with the following:

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

In the summary prospectus for JNL/Goldman Sachs U.S. Equity Flex Fund and JNL/Invesco Global Real Estate Fund, please delete the “Short sales risk” in the section entitled “Principal Risks of Investment in the Fund,” in its entirety and replace it with the following:

•
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

In the summary prospectus for JNL/Invesco Global Real Estate Fund, please delete “sector risk” in the section entitled “Principal Risks of Investing in the Fund.”

Effective August 31, 2011, in the summary prospectus for JNL/Invesco International Growth Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Shuxin Cao	2007	Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Portfolio Manager
Mark Jason	2011	Portfolio Manager

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	Portfolio Manager/Analyst
Jai Jacob	2011	Portfolio Manager/Analyst
Kevin O’Hare	2011	Portfolio Manager/Analyst

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

JNL/Mellon Capital Management Emerging Markets Index Fund
Class A

Investment Objective. The investment objective of the Fund is to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses*	0.06%
Total Annual Net Expenses	0.81%

* Other expenses are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$83	$259

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Summary Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  The Fund seeks to invest under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating the Index, portfolio turnover is typically limited to what the Index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund also may invest in derivatives securities to managed cash flows and equitize dividend accruals.

In addition, the Fund may also invest in exchange-traded funds.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also so concentrated.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange traded funds investing risk – An investment in an exchange-traded fund (“ETF”) generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

Performance.  Performance for the Fund has not been included because the Fund has not commenced operations.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2011	Managing Director
Richard A. Brown	2011	Director
Thomas J. Durante	2011	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/Mellon Capital Management Pacific Rim 30 Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Pacific Rim investing risk - The Pacific Rim economies are in all stages of economic development. However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.

In the summary prospectus for JNL/PAM China-India Fund, in the section entitled “Portfolio Manager,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Krishna Kumar	2010	Investment Director

In the summary prospectus for JNL/WMC Money Market Fund, please delete the paragraph following the tables entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Jackson National Asset Management, LLC has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the summary prospectus for JNL/WMC Money Market Fund, please delete the third paragraph in the section entitled “Performance” in its entirety and place it following the last paragraph of the section entitled “Principal Investment Strategies”:

In the summary prospectus for JNL/S&P 4 Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the first paragraph of the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

In the summary prospectus for JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

This Supplement is dated August 29, 2011.

(To be used with FVC4224FT 05/11.)

CMV7639 08/11

[CMV7642 08/11 Version]

Supplement Dated August 29, 2011
To The Summary Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective August 29, 2011, unless otherwise noted below.

The following Fund should be added to the list of Funds on the cover page and to the Table of Contents:

JNL/Mellon Capital Management Emerging Markets Index Fund

Please change all references to the following funds:

Old Fund Name	New Fund Name
JNL/S&P Disciplined Moderate Fund	JNL Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund	JNL Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund	JNL Disciplined Growth Fund

Please delete the third paragraph following the fund list on the cover page in its entirety and replace it with the following:

Each Fund, except the JNL Disciplined Funds, offer two classes of shares, Class A and Class B.  Class A shares are described in this Prospectus.

Please add the following disclosures to the cover page of the prospectus:

The JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund are also referred to in this Prospectus as the JNL Disciplined Funds.

Effective August 29, 2011, the Investment Divisions investing in the JNL/Goldman Sachs Emerging Markets Debt Fund has been closed.  Please refer to the contract prospectus for additional information.

Effective August 29, 2011, please note that the JNL/Goldman Sachs Emerging Markets Debt Fund is only available for investment to the JNL Disciplined Funds.

Effective August 29, 2011, please note that the JNL/Mellon Capital Management Emerging Markets Index Fund is only available for investment to the JNL Disciplined Funds.

In the table of contents, please delete the title “Summary of Main Risk Characteristics of JNL/S&P Funds,” in its entirety and replace it with the following:

Summary of Main Risk Characteristics of JNL Disciplined Funds

In the summary prospectus, for each fund that has “currency risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

In the summary prospectus, for each fund that has “foreign securities risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

In the summary prospectus, for each fund that has “liquidity risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

In the summary prospectus, for each fund that has “managed portfolio risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

In the summary prospectus, for each fund that has “market risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

JNL/Mellon Capital Management Emerging Markets Index Fund
Class A

Investment Objective. The investment objective of the Fund is to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses*	0.06%
Total Annual Net Expenses	0.81%

* Other expenses are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$83	$259

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Summary Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  The Fund seeks to invest under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating the Index, portfolio turnover is typically limited to what the Index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund also may invest in derivatives securities to managed cash flows and equitize dividend accruals.

In addition, the Fund may also invest in exchange-traded funds.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also so concentrated.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange traded funds investing risk – An investment in an exchange-traded fund (“ETF”) generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

Performance.  Performance for the Fund has not been included because the Fund has not commenced operations.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2011	Managing Director
Richard A. Brown	2011	Director
Thomas J. Durante	2011	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/Mellon Capital Management Pacific Rim 30 Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Pacific Rim investing risk - The Pacific Rim economies are in all stages of economic development. However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.

In the summary prospectus for JNL/WMC Money Market Fund, please delete the paragraph following the tables entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Jackson National Asset Management, LLC has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the summary prospectus for JNL/WMC Money Market Fund, please delete the third paragraph in the section entitled “Performance” in its entirety and place it following the last paragraph of the section entitled “Principal Investment Strategies”:

In the summary prospectus for JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please delete the first paragraph of the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

In the summary prospectus for JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

In the summary prospectus for JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund, please delete the section entitled “Portfolio Management,” in its entirety and replace it with the following:

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Saumen Chattopadhyay	2011	Vice President

This Supplement is dated August 29, 2011.

(To be used with VC6016 05/11 and NV6016 05/11.)

CMV7642 08/11

[CMV7643 08/11 Version]

Supplement Dated August 29, 2011
To The Summary Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that all changes are effective August 29, 2011, unless otherwise noted below.

The following Funds should be added to the list of Funds on the cover page and to the Table of Contents:

JNL/AQR Managed Futures Strategy Fund
JNL/Mellon Capital Management Emerging Markets Index Fund

Please delete the first paragraph following the fund list on the cover page in its entirety and replace it with the following:

The JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund, are also referred to in this Prospectus as the JNL/S&P Funds.

Please delete the third paragraph following the fund list on the cover page in its entirety and replace it with the following:

Each Fund, except the JNL/S&P Funds offer two classes of shares, Class A and Class B.  Class A and B shares are described in this Prospectus.

Please add the following disclosures to the cover page of the prospectus:

Effective August 29, 2011, the JNL/BlackRock Global Allocation Fund no longer utilizes a master-feeder structure.  The JNL/BlackRock Global Allocation Fund is a sub-advised Fund.

Effective August 29, 2011, the Investment Divisions investing in the JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund have been closed.  Please refer to the contract prospectus for additional information.

Effective August 29, 2011, please note that the JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund are only available for investment to the JNL/S&P Funds.

Effective August 29, 2011, please note that the JNL/Goldman Sachs Emerging Markets Debt Fund is only available for investment to the JNL/S&P Funds.

Effective August 29, 2011, please note that the JNL/AQR Managed Futures Strategy Fund is only available for investment to the JNL/S&P Funds.

Effective August 29, 2011, please note that the JNL/Mellon Capital Management Emerging Markets Index Fund is only available for investment to the JNL/S&P Funds.

In the table of contents, please delete the title “Summary of Main Risk Characteristics of JNL/S&P Funds,” in its entirety and replace it with the following:

Summary of Main Risk Characteristics of JNL/S&P Funds

In the summary prospectus, for each fund that has “currency risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

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Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

In the summary prospectus, for each fund that has “foreign securities risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

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Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

In the summary prospectus, for each fund that has “liquidity risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

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Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

In the summary prospectus, for each fund that has “managed portfolio risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

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Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

In the summary prospectus, for each fund that has “market risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

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Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

JNL/AQR Managed Futures Strategy Fund
Class A

Investment Objective. The investment objective of the Fund is to seek positive absolute returns.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	1.15%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.01%
Total Annual Net Expenses	1.36%

1	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$138	$431

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Summary Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures-related instruments (defined herein).  The Fund’s universe of investments includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, and forward contracts currently across three major asset classes (currencies, fixed income and equities); however, the Fund may also have exposure to the commodities markets.  The Fund’s universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures (collectively, “Instruments”), either by investing directly, in those Instruments, or indirectly, subject to appropriate regulatory clarification, by investing in the Subsidiary that will invest in those Instruments.  The Fund will inform you if investments through the Subsidiary are to be initiated.  (See “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund”).The Fund may also invest in fixed-income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund’s assets.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Sub-Adviser uses proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments.  Once a trend is determined, the Fund will take either a long or short position in the given Instrument.  When taking a “long” position, the Fund purchases an instrument outright; when taking a “short” position, the Fund sells an instrument that it does not own and must borrow to meet its settlement obligations.  A “long” position will benefit from an increase in price of the underlying Instrument, while a “short” position will benefit from a decrease in price of the underlying Instrument.  The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the Instrument’s risk.  The Sub-Adviser generally expects that the Fund will have exposure in long and short positions across all three major asset classes (currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class or may add exposure to the commodities markets.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a predetermined price in the future.  The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as, the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  For example, if the Sub-Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified.  A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests, to meet margin or collateral requirements, or to meet asset segregation requirements when it may not be advantageous to do so.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods could be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations overtime.  Rapid and dramatic price swings will result in high volatility.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 5% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market or economic conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times.  The Investment Company Act of 1940, as amended (“1940 Act”) and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage and also require the Fund to “set aside” (often referred to as asset segregation”) liquid assets, or engage in other SEC or SEC staff approved measures, to “cover” open positions with respect to certain Instruments that have the economic effect of financial leverage (as described above). The Fund, however, is not subject to any additional limitations on its net long and short exposures.  For more information on the asset segregation requirements and these and other risk factors, please see the “Principal Risks of Investing in the Fund.”

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%).

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings may serve as collateral or coverage for the positions the Fund takes and also earn income for the Fund.

For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

•
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•	Portfolio turnover – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Tax risk – The Internal Revenue Service has issued a ruling that causes certain income from commodity-linked swaps, to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of being taxed as a regulated investment company.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.  Performance for the Fund has not been included because the Fund has not commenced operations.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
AQR Capital Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clifford S. Asness, Ph.D.	2011	Managing and Founding Principal of the Sub-Adviser
John M. Liew, Ph.D.	2011	Founding Principal of the Sub-Adviser
Brian K. Hurst	2011	Principal of the Sub-Adviser
Yao Hua Ooi	2011	Vice President of the Sub-Adviser

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/BlackRock Commodity Securities Fund, please delete the second paragraph of the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials.  The “Commodity Strategy” will focus on investments in commodity securities.

In the summary prospectus for JNL/BlackRock Commodity Securities Fund, in the section entitled “Portfolio Managers,” please delete the date in each row of the second column of the table and replace it with 2010.

Please delete the summary prospectus for JNL/BlackRock Global Allocation Fund in its entirety and replace it with the following:

JNL/BlackRock Global Allocation Fund
Class A

Investment Objective. The investment objective of the Fund is high total investment return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee1	0.90%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.11%

1
The Fund may invest a portion of its assets in a wholly-owned “Subsidiary,” (as defined herein). The Management/Administrative Fee and Other Expenses also reflect the expenses borne by the Fund as the sole shareholder of the Subsidiary.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years	5 years	10 years
$113	$353	$612	$1,352

Principal Investment Strategies.  The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that the Sub-Adviser believes are undervalued. The Fund may buy debt securities with varying maturities. The Fund may invest up to 35% of its total assets in high yield or junk bonds.  Junk bonds are fixed-income securities rated below investment-grade by independent rating agencies or are bonds that are unrated but that the Sub-Adviser believes are of comparable quality.  The Fund may invest in corporate loans.

When choosing investments, the Sub-Adviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund may invest in the securities of companies of any market capitalization. The Fund may also invest in Real Estate Investment Trusts (“REITs”). Market capitalization is the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

Generally, the Fund will invest primarily in the securities of corporate and governmental issuers located anywhere in the world.  The Fund may emphasize foreign securities when the Sub-Adviser expects these investments to outperform U.S. securities. When choosing investment markets, the Sub-Adviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.  In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy.  The Fund will also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook. The Fund may also invest in non-convertible debt securities. Non-convertible debt securities will generally be longer-term securities with the potential for capital appreciation through changes in interest rates, exchange rates or the general perception of the creditworthiness of issuers in certain countries.  The Fund may also invest in non-convertible debt securities to generate income.

The Fund’s composite “Reference Benchmark” has at all times since the Fund’s formation included a 40% weighting in non-U.S. securities.  The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s (“S&P”) 500 Index; 24% FTSE World Index (Ex-U.S.) Equities; 24% BofA Merrill Lynch Treasury Index GA05; and 16% Citigroup Non-US Dollar World Government Bond Index.  Throughout its history, the Fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Fund anticipates it will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30%) — of its total assets in securities (i) of foreign government issuers; (ii) of issuers organized or located outside the U.S.; (iii) of issuers which primarily trade in a market located outside the U.S.; or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).  For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

The Fund may invest in both developed and emerging markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in JNL/BlackRock Global Allocation Fund Ltd, a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments and commodities. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM”) and has the same money managers as the Fund. The President and Chief Financial Officer of the Fund serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary portfolio pursuant to which JNAM agrees to receive no additional compensation for services to the Subsidiary. This provision of the investment advisory agreement with the Subsidiary may not be discontinued by JNAM as long as its contract with the Subsidiary is in place.

Total investment return is the combination of capital appreciation and investment income.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Convertible securities risk – Convertible securities’ value may vary with the market value of the underlying stock or, with changes in interest rates and the credit quality of the issuer.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Custody risk – The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities.  Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities.  The performance of these notes is determined by the price movement of the commodities underlying the note.  These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities.  This means that a Fund may lose money if the issuer of the note defaults and that a Fund may not be able to readily close out its investment in such notes without incurring losses.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could affect the Fund.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (“IRS”) that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the fund.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
BlackRock Investment Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dennis W. Stattman	2011	Managing Director of BlackRock, Inc.
Dan Chamby	2011	Managing Director of BlackRock, Inc.
Romualdo Roldan	2011	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/Capital Guardian Global Balanced Fund, please delete the paragraph following the tables in the section entitled “Expense Examples” and place it following the last paragraph of the section entitled “Principal Investment Strategies.”

In the summary prospectus for JNL/Capital Guardian Global Diversified Research Fund, please delete the paragraph following the tables in the section entitled “Expense Examples” and place it following the last paragraph of the section entitled “Principal Investment Strategies.”

Effective July 1, 2011, in the summary prospectus for JNL/Capital Guardian Global Diversified Research Fund, please delete the table in the section entitled “Portfolio Manager” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Anne K. Wade	2011	Director and Senior Vice President of Capital International Research Inc.

In the summary prospectus for JNL/Eagle Core Equity Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard Skeppstrom	2004	Managing Director
John Jordan III	2004	Vice President
Craig Dauer	2004	Vice President
Robert Marshall	2004	Vice President

In the summary prospectus for JNL/Franklin Templeton Income Fund, please add the following to the section entitled “Principal Investment Strategies”:

The Fund may invest up to 10% of its assets in loans made to borrowers that are U.S. corporations, partnerships or other entities (“corporate loans”).

In the summary prospectus for JNL/Franklin Templeton Income Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.

In the summary prospectus for JNL/Franklin Templeton Mutual Shares Fund, please delete the first two paragraphs in the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value).  The equity securities in which the Fund invests are primarily common stock.  To a lesser extent, the Fund also invests in merger arbitrage securities and distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion or a significant amount in smaller companies.

In the summary prospectus for JNL/Franklin Templeton Small Cap Value Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

In the summary prospectus for JNL/Goldman Sachs U.S. Equity Flex Fund, please delete “Leveraging risk” in the section entitled “Principal Risks of Investment in the Fund,” in its entirety and replace it with the following:

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

In the summary prospectus for JNL/Goldman Sachs U.S. Equity Flex Fund and JNL/Invesco Global Real Estate Fund, please delete the “Short sales risk” in the section entitled “Principal Risks of Investment in the Fund,” in its entirety and replace it with the following:

•
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

In the summary prospectus for JNL/Invesco Global Real Estate Fund, please delete “sector risk” in the section entitled “Principal Risks of Investing in the Fund.”

Effective August 31, 2011, in the summary prospectus for JNL/Invesco International Growth Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Shuxin Cao	2007	Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Portfolio Manager
Mark Jason	2011	Portfolio Manager

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	Portfolio Manager/Analyst
Jai Jacob	2011	Portfolio Manager/Analyst
Kevin O’Hare	2011	Portfolio Manager/Analyst

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

JNL/Mellon Capital Management Emerging Markets Index Fund
Class A

Investment Objective. The investment objective of the Fund is to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses*	0.06%
Total Annual Net Expenses	0.81%

* Other expenses are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$83	$259

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Summary Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  The Fund seeks to invest under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts (“ADRs”), Global Depositary receipts (“GDRs”) and European Depositary receipts (“EDRs”).

The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

When replicating the Index, portfolio turnover is typically limited to what the Index adds and deletes, contract owner contributions and withdrawals, fund of fund purchases and redemptions, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund will use to a significant degree derivative instruments, such as options, futures, and options on futures (including those relating to securities, indexes, foreign currencies and interest rates), forward contracts, swaps and hybrid instruments (typically structured notes), as a substitute for investing directly in equities, bonds and currencies in connection with its investment strategy.  The Fund also may use such derivatives as part of a hedging strategy or for other purposes related to the management of the Fund.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced) basis).  These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund also may invest in derivatives securities to managed cash flows and equitize dividend accruals.

In addition, the Fund may also invest in exchange-traded funds.

The Fund may concentrate its investments in an industry or group of industries to the extent that the Index the Fund is designed to track is also so concentrated.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•	Currency risk – The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments.
•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Exchange traded funds investing risk – An investment in an exchange-traded fund (“ETF”) generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

Performance.  Performance for the Fund has not been included because the Fund has not commenced operations.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q. Wong	2011	Managing Director
Richard A. Brown	2011	Director
Thomas J. Durante	2011	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/Mellon Capital Management Pacific Rim 30 Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Pacific Rim investing risk - The Pacific Rim economies are in all stages of economic development. However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.

In the summary prospectus for JNL/PAM China-India Fund, in the section entitled “Portfolio Manager,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Krishna Kumar	2010	Investment Director

In the summary prospectus for JNL/WMC Money Market Fund, please delete the paragraph following the tables entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Jackson National Asset Management, LLC has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the summary prospectus for JNL/WMC Money Market Fund, please delete the third paragraph in the section entitled “Performance” in its entirety and place it following the last paragraph of the section entitled “Principal Investment Strategies”:

In the summary prospectus for JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please delete the first paragraph of the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC.  Not all Funds of the JNL Series Trust and the JNL Variable Fund LLC are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

In the summary prospectus for JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuatation in response to events affecting that industry.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Mortgage-backed and mortgage-related securities risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

This Supplement is dated August 29, 2011.

(To be used with HR105 05/11 and VC2440 05/11.)
CMV7643 08/11

[JSMU7640 08/11 Version]

Supplement Dated August 29, 2011
To The Summary Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable life product(s).

Please note that all changes are effective August 29, 2011, unless otherwise noted below.

Please delete the fourth paragraph following the fund list on the cover page in its entirety.

Please delete the third paragraph following the fund list on the cover page in its entirety and replace it with the following:

Each Fund offers two classes of shares, Class A and Class B.  Class B shares are described in this Prospectus.

Please add the following disclosures to the cover page of the prospectus:

Effective August 29, 2011, the JNL/BlackRock Global Allocation Fund no longer utilizes a master-feeder structure.  The JNL/BlackRock Global Allocation Fund is a sub-advised Fund.

Effective August 29, 2011, the Investment Divisions investing in the JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund have been closed.  Please refer to the contract prospectus for additional information.

In the summary prospectus, for each fund that has “currency risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

In the summary prospectus, for each fund that has “foreign securities risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

In the summary prospectus, for each fund that has “liquidity risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

In the summary prospectus, for each fund that has “managed portfolio risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

In the summary prospectus, for each fund that has “market risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International fund, and JNL/American Funds New World Fund, in the section entitled “Portfolio Managers,” please delete the date in each row of the second column of each table and replace it with 2010.

In the summary prospectus for JNL/BlackRock Commodity Securities Fund, please delete the second paragraph of the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials.  The “Commodity Strategy” will focus on investments in commodity securities.

In the summary prospectus for JNL/BlackRock Commodity Securities Fund, in the section entitled “Portfolio Managers,” please delete the date in each row of the second column of the table and replace it with 2010.

Please delete the summary prospectus for JNL/BlackRock Global Allocation Fund in its entirety and replace it with the following:

JNL/BlackRock Global Allocation Fund
Class B

Investment Objective. The investment objective of the Fund is high total investment return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee1	0.90%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%

1
The Fund may invest a portion of its assets in a wholly-owned “Subsidiary,” (as defined herein). The Management/Administrative Fee and Other Expenses also reflect the expenses borne by the Fund as the sole shareholder of the Subsidiary.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class B
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class B
10/11/2010 -12/31/2010	5%

Principal Investment Strategies.  The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that the Sub-Adviser believes are undervalued. The Fund may buy debt securities with varying maturities. The Fund may invest up to 35% of its total assets in high yield or junk bonds.  Junk bonds are fixed-income securities rated below investment-grade by independent rating agencies or are bonds that are unrated but that the Sub-Adviser believes are of comparable quality.  The Fund may invest in corporate loans.

When choosing investments, the Sub-Adviser considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund may invest in the securities of companies of any market capitalization. The Fund may also invest in Real Estate Investment Trusts (“REITs”). Market capitalization is the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

Generally, the Fund will invest primarily in the securities of corporate and governmental issuers located anywhere in the world.  The Fund may emphasize foreign securities when the Sub-Adviser expects these investments to outperform U.S. securities. When choosing investment markets, the Sub-Adviser considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.  In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy.  The Fund will also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Sub-Adviser’s outlook. The Fund may also invest in non-convertible debt securities. Non-convertible debt securities will generally be longer-term securities with the potential for capital appreciation through changes in interest rates, exchange rates or the general perception of the creditworthiness of issuers in certain countries.  The Fund may also invest in non-convertible debt securities to generate income.

The Fund’s composite “Reference Benchmark” has at all times since the Fund’s formation included a 40% weighting in non-U.S. securities.  The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the Standard & Poor’s (“S&P”) 500 Index; 24% FTSE World Index (Ex-U.S.) Equities; 24% BofA Merrill Lynch Treasury Index GA05; and 16% Citigroup Non-US Dollar World Government Bond Index.  Throughout its history, the Fund has maintained a weighting in non-U.S. securities, often exceeding the 40% Reference Benchmark weighting and rarely falling below this allocation. Under normal circumstances, the Fund anticipates it will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30%) — of its total assets in securities (i) of foreign government issuers; (ii) of issuers organized or located outside the U.S.; (iii) of issuers which primarily trade in a market located outside the U.S.; or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).  For temporary defensive purposes, when purchases or redemptions require, or during transitions, the Fund may deviate very substantially from the allocation described above.

The Fund may invest in both developed and emerging markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments, such as structured notes, and other investment vehicles that exclusively invest in precious metals such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in JNL/BlackRock Global Allocation Fund Ltd, a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”), which invests primarily in commodity-related instruments and commodities. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.  The Subsidiary is advised by Jackson National Asset Management, LLC (“JNAM”) and has the same money managers as the Fund. The President and Chief Financial Officer of the Fund serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with JNAM for the management of the Subsidiary portfolio pursuant to which JNAM agrees to receive no additional compensation for services to the Subsidiary. This provision of the investment advisory agreement with the Subsidiary may not be discontinued by JNAM as long as its contract with the Subsidiary is in place.

Total investment return is the combination of capital appreciation and investment income.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•	Convertible securities risk – Convertible securities’ value may vary with the market value of the underlying stock or, with changes in interest rates and the credit quality of the issuer.
•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Custody risk – The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing inequities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
High yield bonds, lower-rated bonds, and unrated securities – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Structured note risk – A Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities.  Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities.  The performance of these notes is determined by the price movement of the commodities underlying the note.  These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities.  This means that a Fund may lose money if the issuer of the note defaults and that a Fund may not be able to readily close out its investment in such notes without incurring losses.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodity Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could affect the Fund.

•
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service (“IRS”) that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the fund.

Performance.  Performance for the Fund has not been included because the Fund has less than one calendar year of performance.  Performance for the Fund will be available in the prospectus in the future.

The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC

Sub-Adviser:
BlackRock Investment Management, LLC

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Dennis W. Stattman	2011	Managing Director of BlackRock, Inc.
Dan Chamby	2011	Managing Director of BlackRock, Inc.
Romualdo Roldan	2011	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

In the summary prospectus for JNL/Capital Guardian Global Balanced Fund, please delete the paragraph following the tables in the section entitled “Expense Examples” and place it following the last paragraph of the section entitled “Principal Investment Strategies.”

In the summary prospectus for JNL/Capital Guardian Global Diversified Research Fund, please delete the paragraph following the tables in the section entitled “Expense Examples” and place it following the last paragraph of the section entitled “Principal Investment Strategies.”

Effective July 1, 2011, in the summary prospectus for JNL/Capital Guardian Global Diversified Research Fund, please delete the table in the section entitled “Portfolio Manager” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Anne K. Wade	2011	Director and Senior Vice President of Capital International Research Inc.

In the summary prospectus for JNL/Eagle Core Equity Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard Skeppstrom	2004	Managing Director
John Jordan III	2004	Vice President
Craig Dauer	2004	Vice President
Robert Marshall	2004	Vice President

In the summary prospectus for JNL/Franklin Templeton Income Fund, please add the following to the section entitled “Principal Investment Strategies”:

The Fund may invest up to 10% of its assets in loans made to borrowers that are U.S. corporations, partnerships or other entities (“corporate loans”).

In the summary prospectus for JNL/Franklin Templeton Income Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.

In the summary prospectus for JNL/Franklin Templeton Mutual Shares Fund, please delete the first two paragraphs in the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value).  The equity securities in which the Fund invests are primarily common stock.  To a lesser extent, the Fund also invests in merger arbitrage securities and distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However as a general rule, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion or a significant amount in smaller companies.

In the summary prospectus for JNL/Franklin Templeton Small Cap Value Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

In the summary prospectus for JNL/Goldman Sachs U.S. Equity Flex Fund, please delete “Leveraging risk” in the section entitled “Principal Risks of Investment in the Fund,” in its entirety and replace it with the following:

•
Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

In the summary prospectus for JNL/Goldman Sachs U.S. Equity Flex Fund and JNL/Invesco Global Real Estate Fund, please delete the “Short sales risk” in the section entitled “Principal Risks of Investment in the Fund,” in its entirety and replace it with the following:

•
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

In the summary prospectus for JNL/Invesco Global Real Estate Fund, please delete “sector risk” in the section entitled “Principal Risks of Investing in the Fund.”

Effective August 31, 2011, in the summary prospectus for JNL/Invesco International Growth Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Shuxin Cao	2007	Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Portfolio Manager
Mark Jason	2011	Portfolio Manager

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	Portfolio Manager/Analyst
Jai Jacob	2011	Portfolio Manager/Analyst
Kevin O’Hare	2011	Portfolio Manager/Analyst

In the summary prospectus for JNL/Mellon Capital Management Pacific Rim 30 Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Pacific Rim investing risk - The Pacific Rim economies are in all stages of economic development. However, the Fund will concentrate investments in developed Pacific Rim markets.  Many of the Pacific Rim economies may be intertwined, so they may experience recessions at the same time.  Furthermore, many of the Pacific Rim economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets.

In the summary prospectus for JNL/PAM China-India Fund, in the section entitled “Portfolio Manager,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Krishna Kumar	2010	Investment Director

In the summary prospectus for JNL/WMC Money Market Fund, please delete the paragraph following the tables entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Jackson National Asset Management, LLC has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the summary prospectus for JNL/WMC Money Market Fund, please delete the third paragraph in the section entitled “Performance” in its entirety and place it following the last paragraph of the section entitled “Principal Investment Strategies”:

This Supplement is dated August 29, 2011.

(To be used with VC5825 05/11, VC5884 05/11, and VC5885 05/11.)

JSMU7640 08/11

[JMV7834 08/11 Version]

Supplement Dated August 29, 2011
To The Summary Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity product.

Please note that all changes are effective August 29, 2011, unless otherwise noted below.

In the summary prospectus for JNL/WMC Money Market Fund, please delete the paragraph following the tables entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Jackson National Asset Management, LLC has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the summary prospectus for JNL/WMC Money Market Fund, please delete the third paragraph in the section entitled “Performance” in its entirety and place it following the last paragraph of the section entitled “Principal Investment Strategies”.

This Supplement is dated August 29, 2011.

(To be used with VC3652 05/11)

JMV7834 08/11

[NMU7641NY 08/11 Version]

Supplement Dated August 29, 2011
To The Summary Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable life product.

Please note that all changes are effective August 29, 2011, unless otherwise noted below.

Please delete the third paragraph following the fund list on the cover page in its entirety and replace it with the following:

Each Fund offers two classes of shares, Class A and Class B.  Class B shares are described in this Prospectus.

Please add the following disclosures to the cover page of the prospectus:

Effective August 29, 2011, the Investment Division investing in the JNL/Lazard Emerging Markets Fund has been closed.  Please refer to the contract prospectus for additional information.

In the summary prospectus, for each fund that has “currency risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

In the summary prospectus, for each fund that has “foreign securities risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

In the summary prospectus, for each fund that has “liquidity risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

In the summary prospectus, for each fund that has “managed portfolio risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

In the summary prospectus, for each fund that has “market risk” listed in the section entitled “Principal Risks of Investing in the Fund,” please delete the risk in its entirety and replace it with the following:

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the summary prospectus for JNL/Capital Guardian Global Balanced Fund, please delete the paragraph following the tables in the section entitled “Expense Examples” and place it following the last paragraph of the section entitled “Principal Investment Strategies.”

In the summary prospectus for JNL/Capital Guardian Global Diversified Research Fund, please delete the paragraph following the tables in the section entitled “Expense Examples” and place it following the last paragraph of the section entitled “Principal Investment Strategies.”

Effective July 1, 2011, in the summary prospectus for JNL/Capital Guardian Global Diversified Research Fund, please delete the table in the section entitled “Portfolio Manager” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Anne K. Wade	2011	Director and Senior Vice President of Capital International Research Inc.

In the summary prospectus for JNL/Eagle Core Equity Fund, in the section entitled “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Richard Skeppstrom	2004	Managing Director
John Jordan III	2004	Vice President
Craig Dauer	2004	Vice President
Robert Marshall	2004	Vice President

In the summary prospectus for JNL/Franklin Templeton Income Fund, please add the following to the section entitled “Principal Investment Strategies”:

The Fund may invest up to 10% of its assets in loans made to borrowers that are U.S. corporations, partnerships or other entities (“corporate loans”).

In the summary prospectus for JNL/Franklin Templeton Income Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.

In the summary prospectus for JNL/Franklin Templeton Small Cap Value Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investment.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.

In the summary prospectus for JNL/Invesco Global Real Estate Fund, please delete the “Short sales risk” in the section entitled “Principal Risks of Investment in the Fund,” in its entirety and replace it with the following:

•
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

In the summary prospectus for JNL/Invesco Global Real Estate Fund, please delete “sector risk” in the section entitled “Principal Risks of Investing in the Fund.”

Effective August 31, 2011, in the summary prospectus for JNL/Invesco International Growth Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Clas Olsson	2007	Lead Portfolio Manager
Shuxin Cao	2007	Portfolio Manager
Matthew Dennis	2007	Portfolio Manager
Jason Holzer	2007	Portfolio Manager
Mark Jason	2011	Portfolio Manager

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please add the following to the section entitled “Principal Risks of Investing in the Fund”:

•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

In the summary prospectus for JNL/Lazard Emerging Markets Fund, please delete the table entitled “Portfolio Managers,” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman
James Donald	2006	Portfolio Manager/Analyst
Rohit Chopra	2007	Portfolio Manager/Analyst
Erik McKee	2008	Portfolio Manager/Analyst
Jai Jacob	2011	Portfolio Manager/Analyst
Kevin O’Hare	2011	Portfolio Manager/Analyst

In the summary prospectus for JNL/WMC Money Market Fund, please delete the paragraph following the tables entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Jackson National Asset Management, LLC has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the summary prospectus for JNL/WMC Money Market Fund, please delete the third paragraph in the section entitled “Performance” in its entirety and place it following the last paragraph of the section entitled “Principal Investment Strategies”:

This Supplement is dated August 29, 2011.

(To be used with NV5825 05/11.)

NMU7641NY 08/11

[CMX7644 0/11]

Supplement Dated August 29, 2011
To The Statement of Additional Information
Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective August 29, 2011, unless otherwise noted below.

Please change all references to the following funds:

Old Fund Name	New Fund Name
JNL/S&P Disciplined Moderate Fund	JNL Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund	JNL Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund	JNL Disciplined Growth Fund

On page 2, please delete the section entitled “II. Master Feeder Structure” in its entirety and replace it with the following:

Certain Funds operate as a “feeder” fund (each a “Feeder Fund”).  A “Feeder” fund is a fund that does not buy investment securities directly; instead, each Feeder Fund invests in a single registered investment company referred to as a “Master Fund.” The Master Fund purchases and manages a pool of investment securities.  Each Feeder Fund’s investment objective and restrictions is the same as its corresponding Master Fund.  Currently, six of the Master Funds are a series of American Funds Insurance Series (“AFIS,” “American Funds,” or “AFIS Master Funds”).  This structure differs from the other Trust series and other investment companies that invest directly in securities and are actively managed.

Under the master/feeder structure, each Feeder Fund may withdraw its investment in the corresponding Master Fund if the Board determines that it is in the best interest of the Feeder Fund and its shareholders to do so.  The Board would consider when authorizing the withdrawal what action might be taken, including the investment of all of the assets of the Feeder Fund in another Fund, having Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) manage the Feeder Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.  Investment of each Feeder Fund’s assets in its corresponding Master Fund is not a fundamental investment policy of any Feeder Fund and a shareholder vote is not required for any Feeder Fund to withdraw its investment from its corresponding Master Fund.

Capital Research and Management CompanySM (“CRMC”) serves as investment adviser to the AFIS Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Each JNL/American Funds Feeder Fund and its corresponding AFIS Master Fund is listed below:

JNL/American Funds®/ Feeder Fund	AFIS Master Fund
JNL/American Funds® Blue Chip Income and Growth Fund	Blue Chip Income and Growth Fund (Class 1 shares)
JNL/American Funds Global Bond Fund	Global Bond Fund (Class 1 shares)
JNL/American Funds Global Small Capitalization Fund	Global Small Capitalization Fund (Class 1 shares)
JNL/American Funds Growth-Income Fund	Growth-Income Fund (Class 1 shares)
JNL/American Funds International Fund	International Fund (Class 1 shares)
JNL/American Funds New World Fund	New World Fund® (Class 1 shares)

Information about the AFIS Master Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the AFIS Master Funds’ SAI.  CRMC is an investment adviser affiliate of Capital Guardian Trust Company, a sub-adviser to the Trust.  The SAI for each AFIS Master Fund is delivered together with this SAI.

On page 8, please delete the first paragraph of the section entitled “Commodities, Commodities Futures, and Commodity Linked Notes,” in its entirety and replace it with the following:

Commodities, Commodities Futures, and Commodity Linked Notes.  Certain of the Funds may invest directly in commodities, such as gold or silver.  Certain of the Funds may invest in commodity futures, which are futures agreements on certain commodities or on a commodities index, as well as swaps on commodity futures.  Certain of the Funds may also invest in commodity-linked notes.  Like any other investment, commodities are subject to risk of loss, and the prices and values of commodities move with market and economic conditions.

Besides investment risk, investments in commodities and commodities futures are limited by their tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).  For example, neither the direct purchase or sale of commodities nor the purchase or sale of commodity futures contracts generate “qualifying income” for a regulated investment company under Section 851(b)(2) of the Code.  However, the Internal Revenue Service has held that certain commodity linked notes could generate regulated investment companies qualifying income.

A commodity-linked note requires an initial investment by the Fund and provides a return based on a formula referenced to a commodity index or specific commodity.  The Funds will typically invest in commodity linked notes referenced to a particular commodity index.  At maturity, the issuer repays the initial investment to the Fund, plus a return, if any, based on the percentage change increase or decrease (sometimes magnified by a "leverage factor”) of the referenced index or commodity during the investment's term.  Typically, the issuer is also required to repay or retire the instrument before maturity if the index or commodity declines by a certain amount.  For example, a 15% decline in the referenced commodities index would trigger repayment.  Although these features may moderate a Fund’s exposure to the relevant commodity index or commodity, they do not prevent the Fund from loss if the referenced commodities index or commodity underperforms.  A Fund may lose money investing in commodity linked notes.

The JNL/Ivy Asset Strategy Fund may invest directly in precious metals, including, gold, as well as other commodity derivatives.  The JNL/BlackRock Commodity Securities Fund may invest in commodity linked notes and other commodity derivatives.  The JNL/AQR Managed Futures Strategy Fund may invest in swaps on commodity futures.

On page 12, please delete the second paragraph of the section entitled “Equity Securities,” in its entirety and replace it with the following:

Common stock generally takes the form of shares in a corporation.  The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services.  A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.  The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates.  In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock.  For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.  Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.  Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks.  The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

On page 16, please delete the paragraph of the sub-section entitled “Risk of Developing (Emerging Market) Countries,” in its entirety and replace it with the following:

Risk of Developing (Emerging Market) Countries. Certain of the Funds may invest in securities of developing (emerging market) countries, including foreign markets.  While subject to reasonable interpretation, developing countries are generally those countries which are not included in the MSCI World Index. Each Fund considers various factors when determining whether a company is in a developing country, including whether: (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an OTC market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

On page 18, please delete the third paragraph of the section entitled “Illiquid Securities,” in its entirety and replace it with the following:

Certain of the Funds may invest up to 15% (5% of total assets for money funds, under amendments to Rule 2a-7 under the 1940 Act) of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

On page 24, please delete the first paragraph of the section entitled “Short Sales,” in its entirety and replace it with the following:

Short Sales.  Certain of the Funds may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of a Fund; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments.  A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

On page 25, please delete the second paragraph of the section entitled “Structured Products,” in its entirety and replace it with the following:

Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return.  Structured products may not bear interest or pay dividends.  The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product.  Under certain conditions, the redemption value of a structured product could be zero.  Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of structured products also exposes a Fund to the credit risk of the issuer of the structured product.  These risks may cause significant fluctuations in the net asset value of the Fund.

On page 30, please delete the first paragraph of the section entitled “Zero Coupon, Stripped and Pay-in-Kind Bonds,” in its entirety and replace it with the following:

Zero Coupon, Stripped and Pay-in-Kind Bonds.  Unless otherwise stated herein, a Fund may invest up to 10% of its total assets in “zero coupon” bonds or “strips.”  Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value.  Principal and accreted discount (representing interest accrued but not paid) are paid at maturity.  Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds.  A Fund may also purchase “pay-in-kind” bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

Beginning on page 49 and ending on page 65, please delete the section entitled “B. BlackRock” in its entirety.

On page 66, please delete paragraph (1) in its entirety and replace it with the following:

(1)           Each Fund, except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Mid Cap Equity Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/PAM Asia ex-Japan Fund, JNL/PAM China-India Fund, JNL/PIMCO Real Return Fund, JNL/Red Rocks Private Listed Equity Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, and JNL/S&P 4 Fund shall be a “diversified company,” as such term is defined under the 1940 Act.

On page 67, please delete the paragraph (8) in the section entitled “Fundamental Policies,” in its entirety and replace it with the following:

(8)           No Fund may invest more than 15% of its net assets (5% in the case of the JNL/WMC Money Market Fund and 10% in the case of the JNL/Oppenheimer Global Growth Fund) in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.

On page 71, please add the following paragraph of the section entitled “For the JNL/Goldman Sachs Emerging Markets Debt Fund”:

(e)	The Fund may invest up to 25% of their total assets in zero coupon bonds or strips.

On page 71, please add the following paragraph of the section entitled “For the JNL/PPM America High Yield Bond Fund”:

(h)	The Fund may invest without limit in zero coupon bonds.

Beginning on page 81 and ending on page 84, please delete the section entitled “C. JNL/BlackRock Feeder Fund Policies” in its entirety.

On page 84, please delete the section entitled “F. Classification” in its entirety and replace it with the following:

Each Feeder Fund (except for JNL/American Funds Global Bond Fund), through investments made by the applicable Master Fund, is a diversified series of an open-end management investment company. As a diversified fund, at least 75% of the value of each Feeder Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Feeder Fund’s assets nor more than 10% of the outstanding voting securities of such issuer.  JNL/American Funds Global Bond Fund, through investments made by the American Funds Global Bond Fund, has elected to be classified as a non-diversified series of an open-end management investment company.

A non-diversified fund, such as JNL/American Funds Global Bond Fund, is not required to comply with the diversification rules of the 1940 Act. Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since many factors affecting a given company could affect performance of the fund to a greater degree. A fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

On page 85, please delete paragraph (a) of the section entitled “Operating Policies” in its entirety and replace it with the following:

(a)
The Funds (other than the following Funds: JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Red Rocks Listed Private Equity Fund, and Funds sub-advised by Standard & Poor’s Investment Advisory Services, LLC (except JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund)) will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.  The Feeder Funds will acquire securities of registered open-end investment companies in reliance upon Section 12(d)(1)(E) of the 1940 Act.  However, the Funds will invest in investment companies to the extent permitted under Rule 12d1-1, Rule 12d1-2, and Rule 12d1-3 under the 1940 Act.

On page 86, please delete the third paragraph of the section entitled “Trustees and Officers of the Trust” in its entirety and replace it with the following:

For purposes of this section, the term “Fund Complex” includes each of the following investment companies:  JNL® Series Trust (82 portfolios), JNL Investors Series Trust (2 portfolios), and JNL Variable Fund LLC (20 portfolios).  Some of the Trustees and officers are also Trustees and officers of other Funds in the Fund Complex.  The Term Fund Complex does not include other funds that are part of the same group of investment companies, including funds sponsored by Curian Capital, LLC.

On page 87, in the section entitled “Trustees and Officers of the Trust,” please delete the row for Mark D. Nerud and replace it with the following:

Name, Address and (Age)	Position(s) Held with the Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Interested Trustee
Mark D. Nerud (45) 1 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	102
Principal Occupation(s) During Past 5 Years:
Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Managing Board Member of Curian Capital, LLC (1/2011 to present) and Curian Clearing LLC (1/2011 to present); Chief Financial Officer of the Adviser (11/2000 to 1/2007) and Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President (8/1997 to 12/2006), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/2002 to 12/2006); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

Other Directorships Held by Trustee During Past 5 Years: None

On page 88, in the section entitled “Trustees and Officers of the Trust,” please delete the row for William R. Rybak and replace it with the following:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
William R. Rybak (60) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	104
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)
Other Directorships Held by Trustee During Past 5 Years:
Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 3/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present) since 2002; Member of the Board of Directors of The PrivateBancorp (2003 to present); Chairman of the Board of Trustees of St. Coletta’s of Illinois (2004 to 2007) and Member of the Board (2000 to 2007)

On pages 89-90, in the section entitled “Trustees and Officers of the Trust,” please delete the rows for Karen J. Buiter and Michael Piszczek and replace with the following:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Karen J. Buiter, CPA (46) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President – Financial Reporting of the Adviser (7/2011 to present); Assistant Vice President – Financial Reporting of the Adviser (4/2008 to 6/2011); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008)

Other Directorships Held by Trustee: Not Applicable
Michael Piszczek, CPA (53) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Vice President – Tax of the Adviser (7/2011 to present); Assistant Vice President – Tax of the Adviser (11/2007 to 6/2011); Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

Other Directorships Held by Trustee: Not Applicable

On page 93, please delete the paragraph and table (and its corresponding footnotes) entitled “Trustee Compensation” in its entirety and replace it with the following:

The disinterested Trustees of the Trust, and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2011:

Trustee	Aggregate Compensation from the Trust1	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Michael Bouchard	$63,086	$0	$0	$76,5004
William J. Crowley, Jr.	$71,333	$0	$0	$86,500
Dominic D’Annunzio	$65,148	$0	$0	$79,0005
Michelle Engler 3	$81,641	$0	$0	$99,000
James Henry	$65,148	$0	$0	$79,0006
Richard McLellan	$63,086	$0	$0	$76,500
William R. Rybak	$69,271	$0	$0	$84,000
Patricia Woodworth	$63,086	$0	$0	$76,5007
Steven J. Fredricks 2	$173,691	$0	$0	$210,623

1
The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust and JNL Variable Fund LLC (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees is $657,000.

2
Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

3	Ms. Engler is an ex officio (non-voting) member of the Governance Committee. Therefore, she does not receive any compensation as a member of the Governance Committee.
4	Amount includes $3,825 deferred by Mr. Bouchard.
5	Amount includes $39,500 deferred by Mr. D’Annunzio.
6	Amount includes $71,100 deferred by Mr. Henry.
7	Amount includes $76,500 deferred by Ms. Woodworth.

On pages 96 through 106, please delete the section entitled “Principal Holders of the Trust’s Shares” in its entirety and replace it with the following:

As of August 1, 2011, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

Because shares in the Trust are sold only to Jackson, Jackson NY, certain Funds of the Trust organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through its separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by its separate accounts in accordance with the voting instructions received from variable contract owners to whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

As of August 1, 2011, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/BlackRock Commodity Securities Fund (Class A)
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,961,260.985	6.45%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,858,838.925	5.43%
JNL/BlackRock Global Allocation Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	100.000	100.00%
JNL/Eagle Core Equity Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	9,268,090.383	30.38%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,964,428.779	9.72%
JNL/Eagle SmallCap Equity Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,294,344.934	12.49%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,751,868.407	5.10%
JNL/Franklin Templeton Global Growth Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	44,164,742.165	68.77%
JNL/Franklin Templeton Income Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	36,768,618.509	31.52%
JNL/Franklin Templeton International Small Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,915,927.183	10.12%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,295,419.092	7.97%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,982,601.554	6.88%
JNL/Franklin Templeton Mutual Shares Fund (Class A)
JNL/Franklin Templeton Founding Strategy Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	40,971,065.998	52.36%
JNL/Franklin Templeton Small Cap Value Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,923,574.734	13.26%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,765,106.625	10.14%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,221,076.113	8.67%
JNL/Goldman Sachs Core Plus Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,599,215.322	16.75%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,990,100.376	16.00%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,343,174.113	12.74%
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,445,290.005	11.33%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,379,433.955	8.19%
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,569,209.977	6.95%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,375,317.139	6.66%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,011,593.868	6.10%
JNL/Goldman Sachs Mid Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	15,516,584.687	22.64%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,169,954.807	14.84%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,138,155.665	10.42%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,909,908.417	7.16%
JNL/Goldman Sachs Mid Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	449,929.803	47.98%
JNL/Goldman Sachs U.S. Equity Flex Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	11,228.446	50.16%
JNL/Invesco Global Real Estate Fund (Class A)
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,565,174.255	14.14%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,092,013.707	11.35%
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,869,356.957	6.60%
JNL/Invesco International Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,810,285.184	20.16%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	9,839,990.880	15.49%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,989,792.565	6.28%
JNL/S&P Managed Aggressive Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,643,201.607	5.73%
JNL/Invesco Large Cap Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	19,055,576.309	24.62%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	16,001,570.575	20.67%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,962,456.974	10.29%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,495,502.516	8.39%
JNL/JPMorgan International Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	17,748,630.666	19.95%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,522,088.577	14.08%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,284,127.087	5.94%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,901,550.223	5.51%
JNL/JPMorgan MidCap Growth Fund (Class A)
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,751,558.501	14.15%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,312,894.084	11.89%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,112,572.103	5.72%
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,439,768.655	16.93%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,873,434.130	16.22%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,317,245.475	13.00%
JNL/Lazard Emerging Markets Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	8,521,160.750	6.84%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,511,726.260	6.03%
JNL/M&G Global Basics Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,473,399.173	32.81%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,547,231.994	17.98%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,885,473.211	14.63%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,853,202.190	14.46%
JNL/M&G Global Leaders Fund (Class A)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	500,130.890	15.77%
JNL/M&G Global Leaders Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,235.329	86.62%
JNL/Mellon Capital Management Bond Index Fund (Class A)
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	24,607,638.780	18.29%
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	23,539,264.090	17.49%
JNL Institutional Alt 20 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	22,272,210.608	16.55%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	8,280,735.916	6.15%
JNL/Mellon Capital Management Index 5 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,012,525.694	5.21%
JNL/Mellon Capital Management European 30 Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,835.987	82.26%
JNL/Mellon Capital Management Global Alpha Fund (Class A)
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	16,450,412.513	32.59%
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	16,053,520.135	31.80%
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	9,561,913.031	18.94%
JNL Institutional Alt 20 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,109,863.918	6.16%
JNL/Mellon Capital Management Global Alpha Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,002.240	44.27%
JNL/Mellon Capital Management International Index Fund (Class A)
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,845,490.285	10.73%
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,844,204.969	10.73%
JNL Institutional Alt 20 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,696,787.428	7.62%
JNL/S&P Disciplined Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,352,914.669	7.27%
JNL/Mellon Capital Management Index 5 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,533,132.048	6.46%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,927,023.926	5.86%
JNL/Mellon Capital Management International Index Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	838,475.770	47.89%
JNL/Mellon Capital Management Pacific Rim 30 Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,596.671	77.17%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,912,719.503	11.06%
JNL/S&P Disciplined Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,946,259.592	5.51%
JNL/S&P Disciplined Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,704,390.584	5.06%
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)
JNL/S&P Disciplined Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	18,104,897.406	13.24%
JNL/S&P Disciplined Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,116,819.545	9.60%
JNL/Mellon Capital Management Index 5 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,688,194.691	5.62%
JNL/Mellon Capital Management Small Cap Index Fund (Class A)
JNL/Mellon Capital Management Index 5 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,496,980.341	10.94%
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,987,864.956	5.03%
JNL/Oppenheimer Global Growth Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,096,669.796	13.03%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,756,688.472	12.41%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,248,084.671	7.80%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,998,576.807	7.34%
JNL/PAM Asia ex-Japan Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,242.395	52.82%
JNL/PIMCO Real Return Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	21,573,500.772	12.13%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	17,585,025.098	9.89%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,791,712.605	7.76%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,946,634.108	6.16%
JNL/PIMCO Total Return Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	15,924,762.383	5.67%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	14,485,046.847	5.16%
JNL/PPM America Floating Rate Income Fund (Class A)
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,790,515.672	28.02%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	11,391,514.075	24.96%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,792,013.176	23.65%
JNL/PPM America High Yield Bond Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	8,964,657.916	5.38%
JNL/PPM America Mid Cap Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,325,824.531	9.91%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	1,325,824.531	9.91%
JNL/PPM America Mid Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	10,223.689	60.24%
JNL/PPM America Small Cap Value Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	607,095.435	99.72%
JNL/PPM America Value Equity Fund (Class B)
	Jackson National Life Insurance Company (seed money) 1 Corporate Way Lansing, MI 48951	27,463.849	86.36%
JNL/Red Rocks Listed Private Equity Fund (Class A)
JNL Institutional Alt 50 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,255,499.113	17.22%
JNL Institutional Alt 65 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	12,401,677.991	16.11%
JNL Institutional Alt 35 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,210,948.372	9.37%
JNL/S&P Competitive Advantage Fund (Class A)
JNL/S&P 4 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	20,190,960.462	67.27%
JNL/S&P Dividend Income & Growth Fund (Class A)
JNL/S&P 4 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	22,752,201.791	41.41%
JNL/S&P Intrinsic Value Fund (Class A)
JNL/S&P 4 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	21,918,779.190	55.14%
JNL/S&P Total Yield Fund (Class A)
JNL/S&P 4 Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	22,913,945.088	75.10%
JNL/T. Rowe Price Established Growth Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	13,860,792.016	16.69%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	11,763,205.114	14.17%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,741,817.162	6.91%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	4,642,525.587	5.59%
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	3,688,013.275	7.36%
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	2,905,028.827	5.79%
JNL/T. Rowe Price Short-Term Bond Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	26,704,833.864	22.14%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	26,389,219.070	21.88%
JNL/S&P Managed Conservative Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	21,121,089.208	17.51%
JNL/T. Rowe Price Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	27,744,246.679	23.52%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	24,346,644.997	20.64%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	10,901,938.230	9.24%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	7,751,769.240	6.57%
JNL/WMC Value Fund (Class A)
JNL/S&P Managed Moderate Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	17,538,882.176	25.47%
JNL/S&P Managed Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	14,047,632.917	20.40%
JNL/S&P Managed Moderate Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	6,839,712.048	9.93%
JNL/S&P Managed Aggressive Growth Fund	Attn: Mark Nerud 225 W. Wacker Drive Suite 1200 Chicago, Illinois 60606	5,211,815.261	7.57%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Trust, as of August 1, 2011, the following person(s) may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned
JNL/American Funds Global Bond Fund (Class B)
	Juan Arias 1235 Whispering Oaks Drive Desoto, Texas 75115	2,613.560	30.01%
JNL/American Funds Global Small Capitalization Fund (Class B)
	Elena G Venckus Irrevocable Trust 515 15th Street Santa Monica, California 90402	892.937	29.52%
JNL/American Funds International Fund (Class B)
	Cynthia Wilson Henry Irrevocable Trust 222 State Road 60 East Lake Wales, Florida 33853	1,794.591	39.76%
JNL/Eagle Core Equity Fund (Class B)
	Edward Fletcher 1300 Salterton Court Raleigh, North Carolina 27608	4,597.536	26.50%
JNL/Franklin Templeton Income Fund (Class B)
	Anthony Pappas 3293 Bellwind Circle Viera, Florida 32955	14,501.647	29.47%
JNL/Franklin Templeton International Small Cap Growth Fund (Class B)
	Raymond Goodson 3008 Fallentine Road Sandy, Utah 84093	7,469.259	33.63%
JNL/M&G Global Basics Fund (Class B)
	Raymond Goodson 3008 Fallentine Road Sandy, Utah 84093	4,182.623	55.18%
JNL/S&P Competitive Advantage Fund (Class B)
	Daniel Cecil 10720 Fall Road Fishers, Indiana 46037	1,616.236	26.64%
JNL/S&P Dividend Income & Growth Fund (Class B)
	Richard Doviak 5155 Deeson Point Court Lakeland, Florida 33805	9,673.156	42.49%
JNL/S&P Intrinsic Value Fund (Class B)
	I Kennington Protection, LLC 2121 Cloverfield Suite 115 Santa Monica, California 90404	13,574.493	35.13%
JNL/T. Rowe Price Short-Term Bond Fund (Class B)
	Mark Collins 514 SW 336th Street Federal Way, Washington 98023	6,016.100	24.53%
JNL/WMC Balanced Fund (Class B)
	Roden Insurance Trust 4800 E 42nd Street Suite 400 Odessa, Texas 79762	26,453.702	38.92%

In the section entitled “Investment Adviser, Sub-Advisers and Other Services Providers”, please add the following:

AQR Capital Management, LLC

AQR Capital Management, LLC (“AQR”) is located at Two Greenwhich Plaza, 3rd Floor, Greenwich, Connecticut 06830.  AQR is a Delaware Limited Liability Company.  AQR, a Delaware limited liability company founded in 1998, is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“Holdings”), which has no activities other than holding the interests of AQR.  Holdings is majority owned by AQR’s principals and Clifford Asness, Ph.D. may be deemed to control AQR indirectly through his significant ownership interest in Holdings.

Portfolio Manager Compensation Structure

Compensation for Portfolio Managers that are Principals: The compensation for each of the portfolio managers that are a Principal of AQR is in the form of distributions based on the revenues generated by AQR. Distributions to each portfolio manager are based on cumulative research, leadership and other contributions to AQR.  Revenue distributions are also a function of assets under management and performance of the funds managed by AQR. There is no direct linkage between performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues.

Compensation for Portfolio Managers that are not Principals: The compensation for the portfolio managers that are not Principals of AQR primarily consist of a fixed base salary and a discretionary bonus. Under AQR’s salary administration system, salary increases are granted on a merit basis, and in this regard, salaries are reviewed at least annually under a formal review program. Job performance contributes significantly to the determination of any salary increase; other factors, such as seniority and contributions to AQR are also considered. Discretionary bonuses are determined by the portfolio manager’s individual performance, including efficiency, contributions to AQR and quality of work performed. A portfolio manager’s performance is not based on any specific fund’s or strategy’s performance, but is affected by the overall performance of the firm.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of June 30, 2011:

Clifford S. Asness, Ph.D.	Number Of Accounts	Total Assets
registered investment companies:	13	$4,242,831,008
other pooled investment vehicles:	52	$12,201,324,207
other accounts:	48	$14,411,067,175

John M. Liew, Ph.D.	Number Of Accounts	Total Assets
registered investment companies:	7	$2,099,612,257
other pooled investment vehicles:	32	$8,534,484,771
other accounts:	24	$9,510,256,253

Brian K. Hurst	Number Of Accounts	Total Assets
registered investment companies:	4	$1,260,349,470
other pooled investment vehicles:	32	$12,238,425,336
other accounts:	23	$9,409,057,834

Yao Hua Ooi	Number Of Accounts	Total Assets
registered investment companies:	4	$1,260,349,470
other pooled investment vehicles:	15	$6,702,905,976
other accounts:	0	$0

Accounts where advisory fee is based on account performance

Clifford S. Asness, Ph.D.	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	29	$7,492,743,259
other accounts:	5	$1,174,774,487

John M. Liew, Ph.D.	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	21	$6,206,996,987
other accounts:	3	$1,011,028,745

Brian K. Hurst	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	13	$5,005,315,079
other accounts:	3	$1,011,028,745

Yao Hua Ooi	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	5	$1,723,415,129
other accounts:	0	$0

Conflicts of Interest

Each of the portfolio managers is also responsible for managing other accounts in addition to the Fund, including other accounts of AQR or its affiliates, such as separately managed accounts for foundations, endowments, pension plans, and high net-worth families. Other accounts may also include accounts managed by the portfolio managers in a personal or other capacity, and may include registered investment companies and unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act of 1940 (such companies are commonly referred to as “hedge funds”). Management of other accounts in addition to the Fund can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. Because of their positions with respect to the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with similar investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by AQR or its affiliates, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, AQR, or the portfolio manager may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts or may not be allocated the full amount of the securities sought to be traded. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of AQR that the overall benefits outweigh any disadvantages that may arise from this practice.  Subject to applicable laws and/or account restrictions, AQR may buy, sell or hold securities for other accounts while entering into a different or opposite investment decision for the Funds.

AQR and its portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, such as by means of performance fees.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts that may arise in connection with the management of the Fund, other funds managed by AQR or its affiliates, separately managed accounts, and other accounts.

Security Ownership of Research Portfolio Coordinators for the JNL/AQR Managed Futures Strategy Fund

Security Ownership of Portfolio Manager(s)	Clifford S. Asness, Ph.D.	John M. Kiew, Ph.D.	Brian K. Hurst	Yao Hua Ooi
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 109, please delete the first paragraph in the section entitled “BlackRock Investment Management, LLC” in its entirety and replace it with the following:

BlackRock Investment Management, LLC (“BlackRock”) is located at 1 University Square Drive, Princeton, New Jersey 08540-6455 serves as the Sub-Adviser to the JNL/BlackRock Commodity Securities Fund and JNL/BlackRock Global Allocation Fund.  BlackRock is a wholly-owned subsidiary of BlackRock, Inc.

On page 111, please add the following to the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” for the JNL/BlackRock Global Allocation Fund:

JNL/BlackRock Global Allocation Fund
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Dennis W. Stattman	6	3	2	0	0	0
	$66.44 Billion	$18.7 Billion	$98 Million	$0	$0	$0
Dan Chamby	6	3	2	0	0	0
	$66.44 Billion	$18.7 Billion	$98 Million	$0	$0	$0
Romualdo Roldan	6	3	2	0	0	0
	$66.44 Billion	$18.7 Billion	$98 Million	$0	$0	$0

On page 112, please add the following to the section “Security Ownership of Research Portfolio Coordinators for JNL/BlackRock Global Allocation Fund” for the JNL/BlackRock Global Allocation Fund:

Security Ownership of Research Portfolio Coordinators for the JNL/BlackRock Global Allocation Fund

Security Ownership of Research Portfolio Coordinators	Dennis W. Stattman	Dan Chamby	Romualdo Roldan
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Effective July 1, 2011, on pages 114-115, please delete the tables in the section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest” for the JNL/Capital Guardian Global Diversified Research Fund in their entirety and replace with the following:

JNL/Capital Guardian Global Diversified Research Fund

As of July 1, 2011

Capital Guardian Trust Company’s Other Accounts 1
Research Portfolio Coordinator	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Wade, Anne K.	0	0	0	0	0	0

1 Assets noted represent total net assets of Research Portfolio - only accounts for which the individual only serves as
Research Portfolio Coordinator.  Personal brokerage accounts of the Research Portfolio Coordinator and her family are not reflected.

As of July 1, 2011

Capital Guardian Trust Company’s Fee Based Accounts1
Research Portfolio Coordinator
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
The following information is a subset of “Other Accounts Managed” in the chart above.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Wade, Anne K.	0	0	0	0	0	0

1 Assets noted represent total net assets of Research Portfolio - only accounts for which the individual only serves as Research Portfolio Coordinator.  Personal brokerage accounts of the Research Portfolio Coordinator and her family are not reflected.

Effective July 1, 2011, on page 117, please delete the table in the section entitled “Security Ownership of Research Portfolio Coordinator for the JNL/Capital Guardian Global Diversified Research Fund” in its entirety and replace with the following:

Security Ownership of Portfolio Managers	Anne K. Wade
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 134, please delete the first paragraph in the section entitled “Jackson National Asset Management, LLC” in its entirety and replace it with the following:

Jackson National Asset Management, LLC (“JNAM”), located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, makes the allocations to the JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, the JNL Disciplined Growth Fund, and the JNL/S&P 4 Fund.  JNAM is a is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

On page 135, please delete the first paragraph in the section entitled “Portfolio Manager Compensation Structure” in its entirety and replace it with the following:

Assets of JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, the JNL Disciplined Growth Fund, and the JNL/S&P 4 Fund (“Funds”) are invested in a combination of mutual funds (“Underlying Funds”).  JNAM manages the Funds according to asset allocation limits.  In this context, the term “portfolio manager” refers to development and oversight of the asset allocation process.  The portfolio managers will determine allocations to the Underlying Funds for the “Alt Strategies,” and apply those allocations.  The portfolio managers are paid their regular base salary, receive an incentive bonus opportunity, and receive a benefits package commensurate with all other JNAM employees.

On page 135, please delete the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” and replace it with the following:

The following table reflects information as of June 30, 2011:

JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, and JNL/S&P 4 Fund
Saumen Chattopadhyay	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	7	$3,922,265
other pooled investment vehicles:	0	$0
other accounts:	0	$0

The following table reflects information as of December 31, 2010:

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund
Steven B. Young	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	4	$3,302
other pooled investment vehicles:	0	$0
other accounts:	25	$5,420

On page 136, please delete the table entitled “Security Ownership of Portfolio Manager(s) for the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/S&P 4 Fund” in its entirety and replace it with the following:

Security Ownership of Portfolio Manager(s) for the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/S&P 4 Fund, the JNL Disciplined Moderate Fund, the JNL Disciplined Moderate Growth Fund, and the JNL Disciplined Growth Fund

Security Ownership of Portfolio Managers	Saumen Chattopadhyay
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 138, please delete the table for Barrett Sides for the JNL/Invesco International Growth Fund in the section entitled “Portfolio Manager Compensation Structure” in its entirety and replace it with the following:

Mark Jason1	Number Of Accounts	Total Assets (in millions)
other registered investment companies:	2	$3,342.4
other pooled investment vehicles:	0	$0
other accounts:	0*	$0
1 Please note that the information for Mr. Jason is as of July 31, 2011.
* These are accounts of individual investors for which Invesco’s affiliate provides investment advice.  Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds.  These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

On page 141, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/Invesco International Growth Fund” in its entirety and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/Invesco International Growth Fund

Security Ownership of Portfolio Managers	Clas Olsson	Shuxin Cao	Matthew Dennis	Jason Holzer	Mark Jason
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 148, please delete the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” and replace it with the following:

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2010:

JNL/Lazard Emerging Markets Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Rohit Chopra	Other Pooled Vehicles	15	$6,764,417,464	0	$0
	Other Accounts	104	$10,239,392,164	4	$1,493,204,277
	Reg Investment Companies	7	$21,714,151,110	0	$0

James Donald	Other Pooled Vehicles	18	$6,837,399,370	0	$0
	Other Accounts	214	$12,590,464,673	4	$1,493,204,277
	Reg Investment Companies	10	$23,988,324,589	1	$2,106,505,713

Erik McKee	Other Pooled Vehicles	15	$6,764,417,464	0	$0
	Other Accounts	104	$10,239,392,164	4	$1,493,204,277
	Reg Investment Companies	7	$21,714,151,110	0	$0

John Reinsberg	Other Pooled Vehicles	4	$120,953,943	4	$120,953,943
	Other Accounts	61	$5,584,692,885	0	$0
	Reg Investment Companies	6	$1,530,192,461	0	$0

Jai Jacob1	Other Pooled Vehicles	1	$239,261,601	0	$0
	Other Accounts	12	$693,781,655	0	$0
	Reg Investment Companies	8	$1,556,599,142	0	$0

Kevin O’Hare1	Other Pooled Vehicles	6	$300,875,175	0	$0
	Other Accounts	7	$583,519,033	0	$0
	Reg Investment Companies	3	$344,369,388	0	$0

1 This information for Jai Jacob and Mr. Kevin O’Hare is as of June 30, 2011.  Mr. Jacob and Mr. O’Hare became portfolio managers for the fund on August 29, 2011.

On page 150, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/Lazard Emerging Markets Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/Lazard Emerging Markets Fund

Security Ownership of Portfolio Managers	John R. Reinsberg	James M. Donald	Erik McKee	Rohit Chopra
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers	Jai Jacob	Kevin O’Hare
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 152, please delete the first paragraph in the section “Mellon Capital Management Corporation” and replace it with the following:

Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, serves as Sub-Adviser to the JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund.  Mellon Capital also serves as co-Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

In the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please add the following table:

The following table reflects information as of June 30, 2011:

JNL/Mellon Capital Management Emerging Markets Index Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets
registered investment companies:	81	$39,751M
other pooled investment vehicles:	80	$63,599M
other accounts:	61	$53,644M

On page 156, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, the JNL/Mellon Capital Management Emerging Markets Index Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund

Security Ownership of Portfolio Managers	Richard Brown	Thomas Durante	Karen Wong
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 164, please delete the first paragraph of the section entitled “Prudential Asset Management (Singapore) Limited” in its entirety and replace it with the following:

Prudential Asset Management (Singapore) Limited (“PAM Singapore”), located at 10 Marina Boulevard #32-10, Marina Bay Financial Centre Tower 2, Singapore 018983, serves as Sub-Adviser to the JNL/PAM Asia ex-Japan Fund and the JNL/PAM China-India Fund.  PAM Singapore is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

On page 169, please delete the first paragraph in the section “Standard & Poor’s Investment Advisory Services LLC” and replace it with the following:

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041, serves as Sub-Adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund.  SPIAS is co-Sub-Adviser with Mellon Capital for the following funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund.  SPIAS was established in 1995 to provide investment advice to the financial community.  SPIAS is a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC (“S&P”), a wholly owned subsidiary of McGraw-Hill.  S&P is a provider of independent financial information, analytical services, credit ratings, and research to the global market place.

On page 170, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please add the following table:

The following table reflects information as of June 30, 2011:

Massimo Santicchia	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles*:	26	$510
other accounts:	0	$0

* The portfolio manager is responsible for the management of one or more model portfolios published by Standard & Poor’s and is also involved with the selection of securities for certain UIT portfolios at initial offering and as required thereafter and the selection of securities for offshore investment funds.

On page 171, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, the JNL/S&P Managed Aggressive Growth Fund, the JNL/S&P Disciplined Moderate Fund, the JNL/S&P Disciplined Moderate Growth Fund, and the JNL/S&P Disciplined Growth Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/S&P Managed Conservative Fund, the JNL/S&P Managed Moderate Fund, the JNL/S&P Managed Moderate Growth Fund, the JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund

Security Ownership of Portfolio Managers	Massimo Santicchia	John W. Krey	Michael Carapucci
NONE	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On pages 178-183, please delete the rows for the JNL/BlackRock Global Allocation Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/Lazard Emerging Markets Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund of the section entitled “Sub-Advisory Fees” in its entirety and replace it with the following:

FUND	ASSETS	FEES
JNL/AQR Managed Futures Strategy Fund	$0 to $500 million $500 million to $700 million Over $700 million	.65% .55% .50%
JNL/BlackRock Global Allocation Fund	$0 to $500 million $500 million to $1.5 billion Over $1.5 billion	.42% .40% .375%
JNL/Goldman Sachs Emerging Markets Debt Fund	$0 to $200 million $200 million to $1 billion Over $1 billion	.50% .45% .40%
JNL/Ivy Asset Strategy Fund	$0 to $500 million $500 million to $1.5 billion Over $1.5 billion	.55% .47% .43%
JNL/Lazard Emerging Markets Fund	$0 to $50 million $50 million to $200 million $200 million to $600 million Over $600 million	.75% .65% .575% .525%
JNL/Mellon Capital Management Emerging Markets Index Fund	First $50 million Next $50 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
JNL/T. Rowe Price Short-Term Bond Fund9
Less than $100 million:
$0 to $50 million
Amounts over $50 million

Greater or equal to $100 million, but less than $1.5 billion:
$0 to $100 million
$100 million to $250 million
$250 million to $500 million
Over $500 million

Greater or equal to $1.5 billion:
All Assets

.30% .25% .20% .175% .125% .10% .10%
JNL Disciplined Moderate Fund	All Assets	N/A*
JNL Disciplined Moderate Growth Fund	All Assets	N/A*
JNL Disciplined Growth Fund	All Assets	N/A*

9 For net assets less than $100 million, the sub-adviser fees will be 0.30% on net assets up to $50 million and 0.25% on net assets greater than $50 million. The sub-adviser fee will reset to 0.20% on net assets from $0 to $100 million, once assets reach $100 million. The Sub-Adviser will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the fee schedule that takes effect once assets exceed $100 million. The credit will apply at an asset range between approximately $70 million and $100 million.  The transitional credit will only apply when asset levels decrease due to market depreciation and not when asset levels decrease due to redemption activity.  For net assets greater or equal to $1.5 billion, the sub-adviser fees will be 0.10% on all assets.
* This Fund does not have a Sub-Adviser.

Beginning on page 192 please delete the section entitled “Investment Management Arrangement Applicable to the JNL/BlackRock Feeder Funds,” through page 197 the end of the section entitled “Investment Potential Material Conflicts of Interest,” in its entirety.

On pages 197-198, please delete the section entitled “Administrative Fee” in its entirety and replace it with the following:

Administrative Fee.  In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth below.

Funds	Assets	Administrative Fee
JNL/American Funds Blue Chip Income and Growth Fund	All Assets	.15%
JNL/American Funds Global Bond Fund	All Assets	.15%
JNL/American Funds Global Small Capitalization Fund	All Assets	.15%
JNL/American Funds Growth-Income Fund	All Assets	.15%
JNL/American Funds International Fund	All Assets	.15%
JNL/American Funds New World Fund	All Assets	.15%
JNL Institutional Alt 20 Fund	All Assets	.05%
JNL Institutional Alt 35 Fund	All Assets	.05%
JNL Institutional Alt 50 Fund	All Assets	.05%
JNL Institutional Alt 65 Fund	All Assets	.05%
JNL/AQR Managed Futures Strategy Fund	All Assets	.20%
JNL/BlackRock Commodity Securities Fund	All Assets	.15%
JNL/BlackRock Global Allocation Fund	All Assets	.15%
JNL/Capital Guardian Global Balanced Fund	All Assets	.15%
JNL/Capital Guardian Global Diversified Research Fund	All Assets	.15%
JNL/Capital Guardian U.S. Growth Equity Fund	All Assets	.10%
JNL/Eagle Core Equity Fund	All Assets	.10%
JNL/Eagle SmallCap Equity Fund	All Assets	.10%
JNL/Franklin Templeton Founding Strategy Fund	All Assets	.05%
JNL/Franklin Templeton Global Growth Fund	All Assets	.15%
JNL/Franklin Templeton Income Fund	All Assets	.10%
JNL/Franklin Templeton International Small Cap Growth Fund	All Assets	.15%
JNL/Franklin Templeton Mutual Shares Fund	All Assets	.10%
JNL/Franklin Templeton Small Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs Core Plus Bond Fund	All Assets	.10%
JNL/Goldman Sachs Emerging Markets Debt Fund	All Assets	.15%
JNL/Goldman Sachs Mid Cap Value Fund	All Assets	.10%
JNL/Goldman Sachs U.S. Equity Flex Fund	All Assets	.15%
JNL/Invesco Global Real Estate Fund	All Assets	.15%
JNL/Invesco International Growth Fund	All Assets	.15%
JNL/Invesco Large Cap Growth Fund	All Assets	.10%
JNL/Invesco Small Cap Growth Fund	All Assets	.10%
JNL/Ivy Asset Strategy Fund	All Assets	.15%
JNL/JPMorgan International Value Fund	All Assets	.15%
JNL/JPMorgan MidCap Growth Fund	All Assets	.10%
JNL/JPMorgan U.S. Government & Quality Bond Fund	All Assets	.10%
JNL/Lazard Emerging Markets Fund	All Assets	.15%
JNL/Lazard Mid Cap Equity Fund	All Assets	.10%
JNL/M&G Global Basics Fund	All Assets	.15%
JNL/M&G Global Leaders Fund	All Assets	.15%
JNL/Mellon Capital Management 10 x 10 Fund	All Assets	.05%
JNL/Mellon Capital Management Index 5 Fund	All Assets	.05%
JNL/Mellon Capital Management Emerging Markets Index Fund	All Assets	.15%
JNL/Mellon Capital Management European 30 Fund	All Assets	.20%
JNL/Mellon Capital Management Pacific Rim 30 Fund	All Assets	.20%
JNL/Mellon Capital Management S&P 500 Index Fund	All Assets	.10%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	All Assets	.10%
JNL/Mellon Capital Management Small Cap Index Fund	All Assets	.10%
JNL/Mellon Capital Management International Index Fund	All Assets	.15%
JNL/Mellon Capital Management Bond Index Fund	All Assets	.10%
JNL/Mellon Capital Management Global Alpha Fund	All Assets	.15%
JNL/Oppenheimer Global Growth Fund	All Assets	.15%
JNL/PAM Asia ex-Japan Fund	All Assets	.15%
JNL/PAM China-India Fund	All Assets	.20%
JNL/PIMCO Real Return Fund	All Assets	.10%
JNL/PIMCO Total Return Bond Fund	All Assets	.10%
JNL/PPM America Floating Rate Income Fund	All Assets	.15%
JNL/PPM America High Yield Bond Fund	All Assets	.10%
JNL/PPM America Mid Cap Value Fund	All Assets	.10%
JNL/PPM America Small Cap Value Fund	All Assets	.10%
JNL/PPM America Value Equity Fund	All Assets	.10%
JNL/Red Rocks Listed Private Equity Fund	All Assets	.15%
JNL/T. Rowe Price Established Growth Fund	All Assets	.10%
JNL/T. Rowe Price Mid-Cap Growth Fund	All Assets	.10%
JNL/T. Rowe Price Short-Term Bond Fund	All Assets	.10%
JNL/T. Rowe Price Value Fund	All Assets	.10%
JNL/WMC Balanced Fund	All Assets	.10%
JNL/WMC Money Market Fund	All Assets	.10%
JNL/WMC Value Fund	All Assets	.10%
JNL/S&P Competitive Advantage Fund	All Assets	.10%
JNL/S&P Dividend Income & Growth Fund	All Assets	.10%
JNL/S&P Intrinsic Value Fund	All Assets	.10%
JNL/S&P Total Yield Fund	All Assets	.10%
JNL/S&P 4 Fund	All Assets	.05%
JNL/S&P Managed Growth Fund	All Assets	.05%
JNL/S&P Managed Conservative Fund	All Assets	.05%
JNL/S&P Managed Moderate Growth Fund	All Assets	.05%
JNL/S&P Managed Moderate Fund	All Assets	.05%
JNL/S&P Managed Aggressive Growth Fund	All Assets	.05%
JNL Disciplined Moderate Fund	All Assets	.05%
JNL Disciplined Moderate Growth Fund	All Assets	.05%
JNL Disciplined Growth Fund	All Assets	.05%

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for interest expenses, registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees. The fees paid by the Fund to the Administrator for the fiscal year ended December 31, 2008, December 31, 2009, and December 31, 2010, were $20,629,083, $22,580,542, and $40,543,386, respectively.

On page 199, please delete the fourth paragraph of the section entitled “The Distributor” in its entirety.

On page 199, please delete the first paragraph of the section entitled “Distribution Plan” in its entirety and replace it with the following:

Distribution Plan.  The Board of Trustees of the Trust, including all of the Independent Trustees, has approved an Amended Plan pursuant to Rule 12b-1 under the 1940 Act (“Amended Plan”) with respect to the Class A shares and the Class B shares of each Fund including the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, but excluding the remaining JNL/S&P Funds, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, and JNL Disciplined Growth Fund.  For purposes of this section of the SAI only, the Funds covered by the Amended Plan are referred to as the “Funds”.)  Following the approval of the Amended Plan, a shareholders meeting was held on December 1, 2003, and the then-existing shareholders of each Fund became the Class A shareholders of that Fund.

On pages 201-202, please delete the table in the section entitled “Fund Transactions and Brokerage” in its entirety and replace it with the following:

Fund	Gross Dollar Value of Purchases/Sales Directed to Research Providers	Dollar Amount of Commissions Directed to Research Providers
JNL/Eagle Core Equity Fund	$155,011,338	$4,915
JNL/Eagle SmallCap Equity Fund	389,829,607	10,991
JNL/Franklin Templeton Global Growth	51,567,633	41,960
JNL/Franklin Templeton Income Fund	132,568,194	85,905
JNL/Franklin Templeton International Small Cap Value Fund	109,846,156	87,554
JNL/Franklin Templeton Mutual Shares Fund	84,895,616	73,239
JNL/Franklin Templeton Small Cap Value Fund	102,768,636	43,019
JNL/Goldman Sachs Mid Cap Value Fund	578,271,771	571,962
JNL/Goldman Sachs U.S. Equity Flex Fund	61,465,868	39,746
JNL/Invesco International Growth Fund	291,0018,720	510,996
JNL/Invesco Large Cap Growth Fund	1,901,462,387	1,400,101
JNL/Invesco Global Real Estate Fund	424,442,020	787,718
JNL/Invesco Small Cap Growth Fund	64,516,486	80,948
JNL/Ivy Asset Strategy Fund	313,744,248	11,600
JNL/Lazard Emerging Markets Fund	219,503,708	218,712
JNL/Lazard Mid Cap Equity Fund	167,781,256	88,987
JNL/M&G Global Basics Fund	165,680,181	78,045
JNL/M&G Global Leaders Fund	29,768,547	17,024
JNL/Oppenheimer Global Growth Fund	201,122,978	164,144
JNL/PAM Asia ex-Japan Fund	1,929,720	2,415
JNL/PAM China-India Fund	6,748,084	6,567
JNL/PPM America Mid Cap Equity Fund1	38,530,349	36,662
JNL/PPM America Small Cap Equity Fund1	27,945,457	40,726
JNL/PPM America Value Equity Fund1	23,861,579	15,660
JNL/Red Rocks Listed Private Equity Fund	55,066,591	214,992
JNL/WMC Balanced Fund (formerly, JNL/Select Balanced Fund)	699,029,349	21,904
JNL/WMC Value Fund (formerly, JNL/Select Value Fund)	688,124,602	18,897
JNL/T. Rowe Price Established Growth Fund	17,295,056	24,118
JNL/T. Rowe Price Mid-Cap Growth Fund	6,111,550	7,515
JNL/T. Rowe Price Value Fund	8,920,061	7,085
1 PPM America, Inc. generally seeks to obtain best execution for client transactions with brokers or dealers (collectively, “Broker Dealers”), that is, to obtain not necessarily the lowest commission cost or best price, but the best overall qualitative execution under the circumstances.  Factors that influence the manner in which the Adviser selects Broker Dealers for trade execution include a variety of factors relating to trade execution and may include the availability of research provided by the Broker Dealer. Information provided represents commissions paid to such Broker Dealers.  During the period above, PPM America, Inc. has not entered into contractual “soft dollar” arrangements for the purchase of research from Broker Dealers with whom it conducts client transactions.

On page 211, please delete the first paragraph of the section entitled “Purchases, Redemptions and Pricing of Shares” in its entirety and replace it with the following:

Insurance company plans and the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/S&P Funds, JNL Institutional Alt 20 Fund, the JNL Institutional Alt 35 Fund, the JNL Institutional Alt 50 Fund, the JNL Institutional Alt 65 Fund, the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, and the JNL/Mellon Capital Management 10 x 10 Fund may purchase shares of the Funds at their respective net asset values, using premiums received with respect to Contracts issued by the insurance company’s separate accounts.  These separate accounts are funded by shares of the Trust.

Beginning on page 214 please delete the section entitled “Net Asset Value Calculations Applicable to BR Master Fund” through page 216 in its entirety.

This Supplement is dated August 29, 2011.

(To be used with V3180 05/11 and V3180PROXY 05/11.)

CMX7644 0/11

AQR CAPITAL MANAGEMENT, LLC (“AQR”)

PROXY POLICY

1.           General

Investment Advisers Act of 1940 Rule 206(4)-6 imposes a number of requirements on investment advisers that have voting authority with respect to securities held in their clients’ accounts. The SEC states that the duty of care requires an adviser with proxy voting authority to monitor corporate actions and to vote the proxies. To satisfy its duty of loyalty, an adviser must cast the proxy votes in a manner consistent with the best interests of its clients, and must never put the adviser’s own interests above those of its clients.

These written policies and procedures are designed to reasonably ensure that AQR votes proxies in the best interest of clients over whom AQR has voting authority; and describes how AQR addresses material conflicts between its interests and those of its clients with respect to proxy voting.

2.           Proxy Guidelines

Generally, AQR will vote based upon the recommendations of ISS Governance Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Appendix 1 of this policy contains a summary of the Proxy Voting Guidelines employed by ISS and adopted by AQR for voting proxies. Although ISS' analyses are reviewed and considered in making a final voting decision, AQR will make the ultimate decision. As a matter of policy, the employees, officers, or principals of AQR will not be influenced by outside sources whose interests conflict with the interests of its Clients.

In addition, unless prior approval is obtained from AQR’s CCO the following must be adhered to:

(a)
AQR shall not engage in conduct that involves an attempt to change or influence the control of a public company. In addition, all communications regarding proxy issues or corporate actions between companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AQR's concerns for its advisory clients' interests and not for an attempt to influence or control management.

(b)	AQR will not announce its voting intentions and the reasons therefore.

(c)	AQR shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

AQR has the responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. Therefore, AQR will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which AQR cannot vote proxies. For example:

•	If the cost of voting a proxy outweighs the benefit of voting, AQR may refrain from processing that vote.

•
AQR may not be given enough time to process the vote. For example ISS through no fault of its own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda.

•
If AQR has outstanding sell orders or intends to sell, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although AQR may hold shares on a company's record date, should it sell them prior to the company's meeting date, AQR ultimately may decide not to vote those shares.

•	AQR will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions.

AQR may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. AQR may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where AQR is not in favor of electing a director and there is no provision for voting against such director.

If an AQR portfolio manager determines that the interests of clients are best served by voting differently from the ISS recommended vote, approval must be obtained from the CCO or designee. AQR will adhere to the Conflict of Interest (below) section of this policy in all instances where the recommended vote is not taken.

AQR will periodically review the outside party's voting standards and guidelines to make certain that proxy issues are voted in accordance with the adopted proxy voting guidelines and the avoidance of conflicts of interest.

3.           Proxy Procedures

AQR has engaged ISS to assist in the administrative aspects for the voting of proxies. ISS is responsible for coordinating with Clients' custodians to ensure that all proxy materials received by the custodians relating to the Clients' portfolio securities are processed in a timely fashion. To the extent applicable, ISS votes all proxies in accordance with its own proxy voting guidelines (please see Proxy Guidelines above), which have been reviewed and adopted by AQR. The CCO shall supervise the proxy voting process.

Upon request, AQR will furnish a copy of the policies and procedures to the requesting client and information on how the client’s proxies were voted.

4.           Conflicts of Interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if AQR has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the CCO and otherwise remove him or herself from the proxy voting process. The CCO will review each item referred to by AQR's investment professionals to determine if a conflict of interest exists and will draft a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside AQR (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

Date Modified: 5/4/2011 CONFIDENTIAL

Appendix 1

PROXY VOTING GUIDELINES

Date Modified: 5/4/2011 CONFIDENTIAL